                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 2-57791

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             | X |

     Pre-Effective Amendment No.                                    |   |
     Post-Effective Amendment No. 35                                | X |

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     | X |

     Amendment No. 35

                    DMC TAX-FREE INCOME TRUST - PENNSYLVANIA
               (Exact Name of Registrant as Specified in Charter)

                1818 Market Street, Philadelphia, Pennsylvania         19103
                   (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 751-2923

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           November 29, 1995

It is proposed that this filing will become effective:

                _____    immediately upon filing pursuant to paragraph (b)

                  X     on November 29, 1995 pursuant to paragraph (b)
                _____

                _____    60 days after filing pursuant to paragraph (a)(1)

                _____    on (date) pursuant to paragraph (a)(1)

                _____    75 days after filing pursuant to paragraph (a)(2)

                _____    on (date) pursuant to paragraph (a)(2) of Rule 485

     Registrant has registered an indefinite amount of securities under the
       Securities Act of 1933 pursuant to Section 24(f) of the Investment
        Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on April 26, 1995.

                                Form N-1A
                                File No. 2-57791
                                DMC Tax-Free Income Trust-Pennsylvania

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 35 to Registration File No. 2-57791 includes the following:

          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheet

          4.     Part A - Prospectus

          5.     Part B - Statement of Additional Information

          6.     Part C - Other Information

          7.     Signatures

                                Form N-1A
                                File No. 2-57791
                                DMC Tax-Free Income Trust-Pennsylvania

                             CROSS-REFERENCE SHEET*

                                     PART A

Item No.       Description                                                                      Location in Prospectus
--------       -----------                                                                      ----------------------

                                                                                                Tax-Free Pennsylvania Fund
                                                                                                  A Class/B Class/C Class

   1           Cover Page......................................................                            Cover

   2           Synopsis........................................................                Synopsis, Summary of Expenses

   3           Condensed Financial Information.................................                    Financial Highlights

   4           General Description of Registrant ..............................                  Investment Objective and
                                                                                                     Policies, Shares

   5           Management of the Trust ........................................                   Management of the Trust

   6           Capital Stock and Other Securities .............................                    Delaware Difference,
                                                                                               Dividends and Distributions,
                                                                                                       Taxes, Shares

   7           Purchase of Securities Being Offered............................                    Cover, Buying Shares,
                                                                                                      Calculation of
                                                                                                  Offering Price and Net
                                                                                                  Asset Value Per Share,
                                                                                                  Management of the Trust

   8           Redemption or Repurchase........................................                       Buying Shares,
                                                                                                  Redemption and Exchange

   9           Pending Legal Proceedings.......................................                            None





     * This filing relates to Registrant's Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class and Tax-Free Pennsylvania Fund C Class, which are combined in one prospectus. The three classes are combined in one Statement of Additional Information and Part C.

                               Form N-1A
                               File No. 2-57791
                               DMC Tax-Free Income Trust-Pennsylvania

                              CROSS-REFERENCE SHEET

                                     PART B

                                                                                                 Location in Statement of
Item No.       Description                                                                       of Additional Information
--------       -----------                                                                       -------------------------

  10           Cover Page......................................................                            Cover

  11           Table of Contents...............................................                      Table of Contents

  12           General Information and History.................................                     General Information

  13           Investment Objectives and Policies..............................                    Investment Objective
                                                                                                        and Policy

  14           Management of the Registrant....................................                    Officers and Trustees

  15           Control Persons and Principal Holders of Securities.............                    Officers and Trustees

  16           Investment Advisory and Other Services..........................                   Plans Under Rule 12b-1
                                                                                                (under Purchasing Shares),
                                                                                                   Investment Management
                                                                                                  Agreement, Officers and
                                                                                                     Trustees, General
                                                                                                  Information, Financial
                                                                                                        Statements

  17           Brokerage Allocation............................................                    Trading Practices and
                                                                                                         Brokerage

  18           Capital Stock and Other Securities..............................                     Capitalization and
                                                                                                   Noncumulative Voting
                                                                                                      (under General
                                                                                                       Information)

  19           Purchase, Redemption and Pricing of

                Securities Being Offered.......................................                     Purchasing Shares,
                                                                                                   Determining Offering
                                                                                                    Price and Net Asset
                                                                                                   Value, Redemption and
                                                                                                   Repurchase, Exchange
                                                                                                         Privilege

  20           Tax Status......................................................                            Taxes

  21           Underwriters ...................................................                      Purchasing Shares

  22           Calculation of Performance Data.................................                   Performance Information

  23           Financial Statements............................................                    Financial Statements


                               Form N-1A
                               File No. 2-57791
                               DMC Tax-Free Income Trust-Pennsylvania

                              CROSS-REFERENCE SHEET

                              CROSS-REFERENCE SHEET

                                     PART C

Item No.       Description                                                                      Location in Part C
--------       -----------                                                                      ------------------
  24           Financial Statements and Exhibits.......................................                   Item 24

  25           Persons Controlled by or under Common
                  Control with Registrant..............................................                   Item 25

  26           Number of Holders of Securities.........................................                   Item 26

  27           Indemnification.........................................................                   Item 27

  28           Business and Other Connections of Investment Adviser....................                   Item 28

  29           Principal Underwriters..................................................                   Item 29

  30           Location of Accounts and Records........................................                   Item 30

  31           Management Services.....................................................                   Item 31

  32           Undertakings............................................................                   Item 32


TAX-FREE PENNSYLVANIA FUND
A CLASS SHARES
B CLASS SHARES                                                       PROSPECTUS
C CLASS SHARES                                                November 29, 1995

                   1818 Market Street, Philadelphia, PA 19103

            For Prospectus and Performance: Nationwide 800-523-4640,
                           Philadelphia 215-988-1333

             Information on Existing Accounts: (SHAREHOLDERS ONLY)
               Nationwide 800-523-1918, Philadelphia 215-988-1241

                     Dealer Services: (BROKER/DEALERS ONLY)
               Nationwide 800-362-7500, Philadelphia 215-988-1050


         DMC Tax-Free Income Trust-Pennsylvania (which is known and does business as Tax-Free Pennsylvania Fund) (the "Trust") is a professionally-managed mutual fund. The Trust currently offers three classes of shares (collectively, the "Classes"): Tax-Free Pennsylvania Fund A Class ("Class A Shares"), Tax-Free Pennsylvania Fund B Class ("Class B Shares") and Tax-Free Pennsylvania Fund C Class ("Class C Shares") (collectively, the "Classes"). The Trust's objective is to seek a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with preservation of capital.
         Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class B Shares and Class C Shares may be purchased at a price equal to the next determined net asset value per share. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of 1.00%, which are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Buying Shares. Class C Shares are subject to a CDSC which may be imposed on redemptions made within twelve months of purchase and annual 12b-1 Plan expenses of 1.00%, which are assessed against the Class C Shares for the life of the investment. See Summary of Expenses. These alternatives permit an investor to choose the method of purchasing shares that is most suitable for his or her needs. In choosing the most suitable Class, an investor should consider the differences among the Classes, including the effect of sales charges and 12b-1 Plan expenses, given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. See Buying Shares.
         This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. Part B of the Trust's registration statement, dated November 29, 1995, as it may be amended from time to time, contains additional information about the Trust and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Trust's financial statements appear in its Annual Report for the fiscal year ended February 28, 1995, and its Semi-Annual Report for the six months ended August 31, 1995, which will accompany any response to requests for Part B.

TABLE OF CONTENTS

Cover Page                                Buying Shares
Synopsis                                  Redemption and Exchange
Summary of Expenses                       Dividends and Distributions
Financial Highlights                      Taxes
Investment Objective and Policies         Calculation of Offering Price and
         Suitability                        Net Asset Value Per Share
         Investment Strategy              Management of the Trust
The Delaware Difference                   Appendix A - Investment Illustrations
         Plans and Services



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE TRUST ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE TRUST ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Capitalization
         The Trust has an unlimited authorized number of shares of beneficial interest with no par value allocated to each Class.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") is the investment manager for the Trust. The Manager or its affiliate, Delaware International Advisers Ltd., also manages the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Trust and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing and transfer agent for the Trust and for all of the other mutual funds in the Delaware Group. See Management of the Trust.

Sales Charges
         The price of the Class A Shares offered by this Prospectus includes a maximum front-end sales charge of 4.75% of the offering price, which, based on the net asset value of the Class A Shares as of the end of the Trust's most recent fiscal year, is equivalent to 5.01% of the amount invested. The sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated. Class A Shares are subject to annual 12b-1 Plan expenses.
         The price of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses which are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Buying Shares.
         The price of the Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within twelve months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.
         See Buying Shares and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
         Generally, the minimum initial investment is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent investments generally must be at least $100. Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed the maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares, which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. See Buying Shares.

Investment Objective
         The objective of the Trust is to seek a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with preservation of capital. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Up to 20% of the Trust's net assets may be invested in bonds, the income from which is subject to the federal alternative minimum tax. For further details, see Investment Objective and Policies.

Open-End Investment Company
         The Trust, a Pennsylvania business trust organized on November 23, 1976, is an open-end management investment company, commonly known as a mutual fund. The Trust's portfolio of assets is nondiversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Trust.

Risk Factors and Special Considerations
         The Trust is a nondiversified investment company under the 1940 Act and may be subject to greater risks than if the Trust were diversified. See Diversification and Special Considerations Relating to Pennsylvania Tax-Exempt Securities under Investment Strategy.

Investment Management Fees
         The Manager furnishes investment management services to the Trust, subject to the supervision and direction of the Board of Trustees. Under the Investment Management Agreement, the annual compensation paid to the Manager is equal to .60% on the first $500 million of average daily net assets of the Trust, .575% on the next $250 million and .55% on the average daily net assets in excess of $750 million, less a proportionate share of all trustees' fees paid to the unaffiliated trustees by the Trust. See Management of the Trust.

Redemption and Exchange
         Class A Shares of the Trust may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Trust nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if such purchases triggered the payment of a dealer's commission. See Front-End Sales Charge Alternative - Class A Shares under Buying Shares. Class B and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Trust nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:


           Shareholder Transaction Expenses                   Class A Shares          Class B Shares           Class C Shares
           --------------------------------                   --------------          --------------           --------------

Maximum Sales Charge Imposed on
 Purchases (as a percentage of offering
 price)................................................            4.75%                   None                     None

Maximum Sales Charge Imposed on
 Reinvested Dividends (as a percentage of
 offering price).......................................            None                    None                     None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
 redemption proceeds, whichever is lower)..............            1.00%*                  None*                   4.00%*

Redemption Fees........................................            None**                  None**                   None**



                Annual Operating Expenses
      (as a percentage of average daily net assets)           Class A Shares           Class B Shares           Class C Shares
      ---------------------------------------------           --------------           --------------           --------------

Management Fees.........................................          0.58%                    0.58%                    0.58%

12b-1 Expenses (including service fees)                           0.17%+***                1.00%+                   1.00%+

Other Operating Expenses                                          0.15%                    0.15%++                  0.15%++

Total Operating Expenses                                          0.90%***                 1.73%                    1.73%




         The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.
         *With respect to the Class A Shares, purchases of $1 million or more may be made at net asset value; however, if in connection with any such purchase certain dealer commissions are paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within twelve months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within twelve months of purchase. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value under Redemption and Exchange; Deferred Sales Charge Alternative - Class B Shares and Level Sales Charge Alternative - Class C Shares under Buying Shares.
         **CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.
         ***The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating Expenses of Class A Shares, may be somewhat more (but the 12b-1 Plan expenses may be no more than .30%) or somewhat less (but the 12b-1 Plan expenses may be no less than .10%) because of the formula adopted by the Board of Trustees for use in calculating the 12b-1 Plan expenses beginning June 1, 1992. See Distribution (12b-1) and Service under Management of the Trust.
         +Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long- term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Trust.

         ++"Other Operating Expenses" for Class B Shares and Class C Shares are estimates based upon the actual expenses incurred by Class A Shares for the fiscal year ended February 28, 1995.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period and (3) with respect to Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.

                     1 year         3 years           5 years        10 years
                     ------         -------           -------        --------
Class A Shares       $56(1)           $75               $95            $153

Class B Shares       $58              $84               $114           $182(2)

Class C Shares       $28              $54               $94            $204

         An investor would pay the following expenses on the same $1,000 investment, assuming no redemption at the end of the period.

                     1 year         3 years           5 years         10 years
                     ------         -------           -------         --------
Class A Shares       $56              $75               $95             $153

Class B Shares       $18              $54               $94             $182(2)

Class C Shares       $18              $54               $94             $204


(1) Generally, the Trust does not assess a redemption charge upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed in the event of certain redemptions within twelve months of purchase. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A Shares. See Automatic Conversion of Class B Shares under Buying Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.
                                      -6-

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights from the years ended February 28, 1986 through February 28, 1995 for Class A Shares and from May 2, 1994 through February 28, 1995 for Class B Shares are derived from the financial statements of DMC Tax-Free Income Trust-Pennsylvania and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Unaudited financial highlights for the six months ended August 31, 1995 are also provided below for Class A Shares and Class B Shares. The data should be read in conjunction with the financial statements and related notes for the six months ended August 31, 1995, all of which are incorporated by reference into Part B. Further information about the Trust's performance is contained in its Annual Report to shareholders for the fiscal year ended February 28, 1995, and its Semi- Annual Report to shareholders for the six months ended August 31, 1995. A copy of the Trust's Annual Report (including the report of Ernst & Young LLP) and its Semi-Annual Report may be obtained from the Trust upon request at no charge. Information regarding Class C Shares has not been included in these tables because such shares were not offered to the public prior to the date of this Prospectus.
--------------------------------------------------------------------------------


                                                                                       Class A Shares
                                                 ----------------------------------------------------------------------------------
                                                 Period
                                                 3/1/95
                                                 through
                                                 8/31/95                                                       Year Ended
                                                (Unaudited)
                                                  (1)(3)   2/28/95(1) 2/28/94(1)  2/28/93(1)  2/29/92  2/28/91    2/28/90   2/28/89
Net Asset Value, Beginning of Period.............  $8.180   $8.610     $8.630      $8.110     $7.800    $7.800    $7.700    $7.730

Income From Investment Operations
Net Investment Income............................   0.241    0.494      0.496       0.514      0.532     0.542     0.554     0.554
Net Gains (Losses) on Securities
           (both realized and unrealized)........   0.210   (0.430)    (0.020)      0.520      0.310      ---      0.100    (0.030
                                                   ------   ------     ------      ------     ------    ------    ------    ------
     Total From Investment Operations...........    0.451    0.064      0.476       1.034      0.842     0.542     0.654     0.524
                                                   ------   ------     ------      ------     ------    ------    ------    ------

Less Distributions
Dividends from Net Investment Income.............  (0.241)  (0.494)    (0.496)     (0.514)    (0.532)   (0.542)   (0.554)   (0.554)
Distributions from Capital Gains.................    ---      ---        ---         ---        ---       ---       ---       ---
Returns of Capital...............................    ---      ---        ---         ---        ---       ---       ---       ---
                                                   ------   ------     ------      ------     ------    ------    ------    ------
     Total Distributions.........................  (0.241)  (0.494)    (0.496)     (0.514)    (0.532)   (0.542)   (0.554)   (0.554)
                                                   ------   ------     ------      ------     ------    ------    ------    ------
Net Asset Value, End of Period...................  $8.390   $8.180     $8.610      $8.630     $8.110    $7.800    $7.800    $7.700
                                                   ======   ======     ======      ======     ======    ======    ======    ======
-------------------------------------------------

Total Return(2) .................................    5.59%    0.91%      5.64%      13.20%     11.11%     7.24%     8.67%     7.08%

-------------------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)........ $997,158 $976,313 $1,026,903   $940,616    $766,625  $668,345 $613,223  $534,287
Ratio of Expenses to Average Daily Net Assets....     0.89%    0.90%      0.88%      0.83%       0.72%     0.72%    0.73%     0.77%
Ratio of Net Investment Income to Average Daily
     Net Assets .................................     5.79%    6.03%      5.70%      6.18%       6.65%     7.00%    7.03%     7.24%
Portfolio Turnover Rate..........................       26%      18%        14%        11%          7%       31%      22%        8%


                                                   2/29/88   2/28/87      2/28/86


Net Asset Value, Beginning of Period.............  $8.210     $7.850      $6.960

Income From Investment Operations
Net Investment Income............................   0.559      0.584       0.593
Net Gains (Losses) on Securities
           (both realized and unrealized)........  (0.480)     0.360       1.013
                                                   ------     ------      ------
     Total From Investment Operations............   0.079      0.944       1.606
                                                   ------     ------      ------
Less Distributions
Dividends from Net Investment Income.............  (0.559)    (0.584)     (0.716)
Distributions from Capital Gains.................    ---        ---          ---
Returns of Capital...............................    ---        ---          ---
                                                   ------     ------      ------
     Total Distributions.........................  (0.559)    (0.584)     (0.716)
                                                   ------     ------      ------
Net Asset Value, End of Period...................  $7.730     $8.210      $7.850
                                                   ======     ======      ======
-------------------------------------------------

Total Return(2) .................................    1.39%     12.57%      24.57%

-------------------------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted)........ $472,648  $419,768    $186,394
Ratio of Expenses to Average Daily Net Assets....     0.78%     0.75%       0.77%
Ratio of Net Investment Income to Average Daily
     Net Assets .................................     7.38%     7.20%       8.55%
Portfolio Turnover Rate..........................       31%       36%         52%

------------------------
(1) Reflects 12b-1 distribution expenses beginning June 1, 1992.
(2) Does not reflect the maximum sales charge of 4.75%, nor the 1% Limited CDSC that would apply in the event of certain redemptions within twelve months of purchase. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares at Net Asset Value.
(3) Ratios have been annualized, but total return has not been annualized.

                                                      Class B Shares
                                                  ------------------------
                                                    Period
                                                    3/1/95        Period
                                                    through      5/2/94(1)
                                                  8/31/95(3)      through
                                                  (Unaudited)     2/28/95

Net Asset Value, Beginning of Period..........      $8.180         $8.310

Income From Investment Operations
Net Investment Income.........................       0.209          0.353
Net Gains (Losses) on Securities
           (both realized and unrealized).....       0.210         (0.130)
     Total From Investment Operations.........       0.419          0.223

Less Distributions
Dividends from Net Investment Income..........      (0.209)        (0.353)
Distributions from Capital Gains..............        ---            ---
Returns of Capital............................        ---            ---
     Total Distributions......................      (0.209)        (0.353)

Net Asset Value, End of Period................      $8.390         $8.180



Total Return(2) ..............................        5.16%(3)       2.79%(3)



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).....     $16,830        $10,239
Ratio of Expenses to Average Daily Net Assets.        1.70%(3)       1.73%(3)
Ratio of Net Investment Income to Average Daily
   Net Assets.................................        4.98%(3)       5.20%(3)
Portfolio Turnover Rate.......................          26%            18%


-----------------------
(1)    Date of initial public offering.
(2) Does not reflect the CDSC which varies from 1%-4% depending upon the holding period.
(3)    Ratios have been annualized, but total return has not been annualized.

INVESTMENT OBJECTIVE AND POLICIES
       The objective of the Trust is to seek as high a level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. This objective cannot be changed without shareholder approval.
       The Trust will invest primarily in municipal bonds and notes that are exempt from federal and Pennsylvania income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses.
       The Trust will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years. The Manager will attempt to adjust the maturity structure of the portfolio to provide a high level of tax-exempt income consistent with preservation of capital.

SUITABILITY
       The Trust may be suitable for the longer- term investor who is a resident subject to Pennsylvania income tax. The investor should be willing to accept the risks of investment in municipal bonds in general and Pennsylvania bonds in particular. The net asset value of the Trust's shares can generally be expected to fluctuate inversely to changes in interest rates.

INVESTMENT STRATEGY

Tax-Exempt Investments
       The Trust invests primarily in municipal securities paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal and Pennsylvania income taxes. These securities include debt obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities and instrumentalities and also other qualifying issuers such as Puerto Rico and the Virgin Islands.
       The Trust will, as a fundamental policy, invest at least 80% of its net assets in the types of tax-exempt securities listed above. Many of the securities in which the Trust invests generate income which is exempt from Pennsylvania state or local income taxes. In order to obtain the tax benefit of these securities for pass-through to shareholders, the Trust will invest in securities for income rather than trading for profit. However, the Trust may sell securities held in its portfolio and, as a result, realize capital gain or loss, in order to eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the Trust; honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; reinvest the earnings from portfolio securities in like securities; or defray normal administrative expenses. The Trust will generally not exceed a portfolio turnover rate of 100%.
       The Trust may invest up to 20% of its net assets in bonds the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. See Other Considerations.

Quality Restrictions

       The Trust intends to invest at least 80% of its net assets in debt obligations that are rated in the top four grades by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") at the time of purchase.

       The Trust may include in that 80% portion securities that have not been rated, but which in the opinion of the Manager are comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Trust may invest up to 20% of its net assets in securities with a rating lower than the top four grades and in comparable unrated securities. These securities are speculative and may involve greater risks and have higher yields. Part-B sets forth descriptions of Moody's and S&P ratings.

       Some municipal bonds are backed by the issuer's full faith and credit while others are secured by a specific revenue source and are not backed by any general taxing power. The Trust will invest in both types.

Diversification
       The Trust is a nondiversified investment company. This means that the Manager has the flexibility to invest as much as 50% of the Trust's assets in as few as two issuers provided no single issuer accounts for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of the Trust's assets is invested in the securities of a single issuer. The Trust may invest without limitation in U.S. Government and government agency securities backed by the U.S. Government, its agencies or instrumentalities. Because the Trust may invest its assets in fewer issuers, the value of Trust shares may increase or decrease more rapidly than if the Trust were fully diversified. If the Trust were to invest more than 5% of its assets in a single issuer, the Trust would be affected more than a fully-diversified fund in the event that issuer encountered difficulties in satisfying its financial obligations.

       Various municipal issuers may obtain insurance for their obligations. At different times a substantial portion of the Trust's portfolio may consist of municipal bonds that are insured by a single insurance company. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. There is no assurance that the insurance company will meet its obligations. The Manager does not look to the creditworthiness of a private insurer. Instead the Manager reviews the creditworthiness of the actual issuer and its ability to pay interest and principal. However, because insured obligations are typically rated in the top grades by Moody's and S&P, they will usually qualify for investment under the ratings standards of the Trust described above.

Other Considerations
       The Trust may invest without limit in short- term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes, as well as variable and floating rate demand obligations.
       Under abnormal conditions, the Trust may invest in taxable instruments for temporary defensive purposes. These would include instruments of the U.S. Government, its agencies and instrumentalities.

       The Trust may invest in "when-issued securities." When-issued securities involve commitments to buy a new issue with settlement up to forty-five days later. During the time between the commitment and settlement the Trust does not accrue interest, but the market value may fluctuate. This can result in the Trust's share value increasing or decreasing. If the Trust invests in securities of this type, it will maintain a segregated account to pay for them and mark them to market daily.

       The Tax Reform Act of 1986 limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued.

       The Trust intends to seek to achieve a high level of tax-exempt income. However, if the Trust invests in newly-issued "private purpose" bonds, a portion of the Trust's distributions would be subject to the federal alternative minimum tax applicable to certain shareholders. The Trust may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

       While the Trust is permitted to borrow money and invest in repurchase agreements, the Trust normally does not do so. The Trust will not normally purchase investment securities while it has an outstanding borrowing.

       The Trust may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Trust. The Trust may invest no more than 10% of the value of its net assets in illiquid securities.

       While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Trust's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).
       If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Trust's holdings of illiquid securities exceed the Trust's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Trust continues to adhere to such limitation.

       Part B sets forth other more specific investment restrictions and descriptions of Moody's and S&P ratings. A brief discussion of those factors that materially affected the Trust's performance during its most recently completed fiscal year appears in the Trust's Annual Report.

Municipal Leases
       The Trust may also invest in municipal lease obligations primarily through certificates of participation ("COPs"). As with its other investments, the Trust expects that its investments in municipal lease obligations will consist of such obligations which are exempt from regular federal income taxes. COPs, which are widely used by state and local governments to finance the purchase of property, function much like installment purchase agreements. For example, a COP may be created when long-term lease revenue bonds are issued by a governmental corporation to pay for the acquisition of property or facilities which are then leased to a municipality. The payments made by the municipality under the lease are used to repay interest and principal on the bonds issued to purchase the property. Once these lease payments are completed, the municipality gains ownership of the property for a nominal sum. The lessor is, in effect, a lender secured by the property being leased. This lease format is generally not subject to constitutional limitations on the issuance of state debt and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

       A feature which distinguishes COPs from municipal debt is that the lease which is the subject of the transaction typically contains a "nonappropriation" or "abatement" clause. A nonappropriation clause provides that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if the municipality's appropriating body does not allocate the necessary funds. Substantially all of the COPs purchased by the Trust are expected to contain a "nonappropriation" or "abatement" clause. Local administrations, being faced with increasingly tight budgets, therefore, have more discretion to curtail payments on traditionally funded debt obligations. If the government lessee does not appropriate sufficient monies to make lease payments, the lessor, or its agent, is typically entitled to repossess the property. In most cases, however, the private sector value of the property will be less than the amount the government lessee was paying.
       While the risk of nonappropriation is inherent to COP financing, the Trust believes that this risk is mitigated by its policy of investing only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch Investors Service, Inc., or in unrated COPs believed to be of comparable quality. Criteria considered by the rating agencies and the Manager in assessing such risk include the issuing municipality's credit rating, the importance of the leased property to the municipality and the term of the lease compared to the useful life of the leased property.

Special Considerations Relating to Pennsylvania
Tax-Exempt Securities
       The Trust concentrates its investments in the Commonwealth of Pennsylvania. Therefore, there are risks associated with the Trust that would not be present if the Trust were diversified nationally. These risks include any new legislation that would adversely affect Pennsylvania tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the Commonwealth of Pennsylvania.
       See Part B for a more detailed discussion of the risks attendant to Pennsylvania obligations.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
       The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
       800-523-4640
       (Philadelphia 215-988-1333)
             Trust Information
             Literature
             Price, Yield and
                 Performance Figures

Shareholder Service Center
       800-523-1918
       (Philadelphia 215-988-1241)
             Information on Existing
                 Regular Investment
                 Accounts and
                 Retirement
                 Plan Accounts
             Wire Investments
             Wire Liquidations
             Telephone Liquidations
             Telephone Exchanges

Delaphone
       800-362-FUND
       (800-362-3863)

Shareholder Services
       During business hours, you can call the Trust's Shareholder Service Center. Our representatives can answer any questions about your account, the Trust, the various service features and other funds in the Delaware Group.

Performance Information
       During business hours, you can call the Investor Information Center to get current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

Delaphone Service
       Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
       You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of distributions. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
       If your investment dealer is noted on your investment application, we will send your dealer a duplicate confirmation. This makes it easier for your investment dealer to help you manage your investments.

Dividend Reinvestment Plan
       You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Also, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.
       Reinvestments of distributions into Class A Shares of the Trust or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Trust or of other Delaware Group funds or into Class C Shares of the Trust or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if those shares are later redeemed. See Automatic Conversion of Class B Shares under Buying Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

       Holders of Class A Shares of the Trust may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Trust. Holders of Class B Shares of the Trust may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares (the "Class B Funds"). Similarly, holders of Class C Shares of the Trust may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares (the "Class C Funds"). See Class B Funds and Class C Funds under Buying Shares for a list of the funds offering those classes of shares. For more information about reinvestments, please call the Shareholder Service Center.

Exchange Privilege
       The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
       You may elect to have amounts in your account automatically invested in shares of other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Class A, Class B and Class C Shares. See Redemption and Exchange.

Right of Accumulation
       With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Trust with the dollar amount of new purchases of Class A Shares to qualify for a reduced front-end sales charge. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Buying Shares.

Letter of Intention
       The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Part B.

12-Month Reinvestment Privilege
       The 12-Month Reinvestment Privilege permits you to reinvest proceeds of Class A Shares within one year of the date of redemption, without a front-end sales charge. See Part B.

Delaware Group Asset Planner
       Delaware Group Asset Planner is an asset allocation service that gives investors, working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four pre-designed Allocation Strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, investors may also tailor a Strategy that meets their personal needs and goals. See How to Buy Shares under Buying Shares.

Financial Information about the Trust
       Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Trust's investments and performance. The Trust's fiscal year ends on the last day of February.

BUYING SHARES

Purchase Amounts
       The minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C. Shares. Subsequent purchases must be $100 or more. In addition, there is a maximum purchase limitation of $250,000 on each purchase of Class B Shares; for Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC.

Alternative Purchase Arrangements
       Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase with respect to Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis with respect to Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").
       Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares. Class A Shares incur a sales charge when they are purchased but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets of such shares. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value and Distribution (12b-1) and Service. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below.
       Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares. Class B Shares do not incur a front-end sales charge when are purchased, but are subject to a sales charge if they are redeemed within six years of purchase and are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to the Class A Shares. At the end of approximately eight years after purchase, Class B Shares are automatically converted into Class A Shares of the Trust. See Automatic Conversion of Class B Shares, below.
       Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares. Class C Shares do not incur a front-end sales charge when they are purchased, but are subject to a sales charge if they are redeemed within twelve months of purchase and are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to the Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.
       The alternative purchase arrangements described above permit investors in the Trust to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Trust with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Trust with their investment being subject to a CDSC if they redeem shares within twelve months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses to which each of the Classes is subject and, in comparing Class B Shares to Class C Shares, the desirability of an automatic conversion feature, which is available only for Class B Shares.
       As an illustration, investors who qualify for significantly reduced front-end sales charges on purchases of Class A Shares, as described below, might elect the front-end sales charge alternative because similar sales charge reductions are not available under either the deferred sales charge alternative or the level sales charge alternative. Moreover, shares acquired under the front-end sales charge alternative are subject to annual 12b-1 Plan expenses of up to .30%, whereas Class B Shares acquired under the deferred sales charge alternative are subject to annual 12b-1 Plan expenses of up to 1% for approximately eight years after purchase (see Automatic Conversion of Class B Shares), and Class C Shares acquired under the level sales charge alternative are subject to annual 12b-1 Plan expenses of up to 1% for the life of the investment. However, because front-end sales charges are deducted from the purchase amount at the time of purchase, investors who buy Class A Shares will not have their full purchase amount invested initially in the Trust.
       Certain other investors might determine it to be more advantageous to purchase Class B Shares and have all their funds invested initially, although they would be subject to a CDSC for up to six years after purchase, as well as annual 12b-1 Plan expenses of up to 1% until the shares are automatically converted into Class A Shares. Still other investors might determine it to be more advantageous to purchase Class C Shares and have all of their funds invested initially, recognizing that they would be subject to a CDSC for just twelve months after purchase, but that Class C Shares do not offer a conversion feature, so their shares would be subject to annual 12b-1 Plan expenses of up to 1% for the life of the investment. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested under the deferred sales charge alternative or the level sales charge alternative. However, there can be no assurance as to the return, if any, that will be realized on such additional money.
       Prospective investors should refer to Appendix A to this Prospectus for an illustration of the potential impact on a long-term shareholder's investment in the Trust under each of the purchase options.
       For the distribution and related services provided to, and the expenses borne on behalf of, the Trust, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Sales personnel may receive different compensation for selling Class A, Class B and Class C Shares. INVESTORS SHOULD UNDERSTAND THAT THE PURPOSE AND FUNCTION OF THE RESPECTIVE 12b-1 PLANS AND THE CDSCs APPLICABLE TO CLASS B SHARES AND CLASS C SHARES ARE THE SAME AS THOSE OF THE 12b-1 PLAN AND THE FRONT-END SALES CHARGE APPLICABLE TO CLASS A SHARES IN THAT SUCH FEES AND CHARGES PROVIDE FOR THE FINANCING OF THE DISTRIBUTION OF THE RESPECTIVE CLASSES. See 12b-1 Distribution Plans - Class A, Class B and Class C Shares.
       Dividends paid by the Trust with respect to the Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to the Class B Shares and the Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.
       The NASD has adopted certain rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
       Class A Shares may be purchased at the offering price which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

       Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                          Tax-Free Pennsylvania A Class
--------------------------------------------------------------------------------



                                Front-End Sales Charge as % of      Dealer's
                                ------------------------------    Concession***
       Amount of Purchase         Offering       Amount            as % of
                                   Price       Invested**       Offering Price
--------------------------------------------------------------------------------


Less than $100,000                 4.75%        5.01%              4.00%
$100,000 but under $250,000        3.75         3.90               3.00
$250,000 but under $500,000        2.50         2.56               2.00
$500,000 but under $1,000,000*     2.00         2.04               1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.
 ** Based on the net asset value of the Class A Shares as of the end of the
    Trust's most recent fiscal year.
*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

--------------------------------------------------------------------------------

    The Trust must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Trust. Such reduced front-end sales charges are not retroactive.

    From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional concession of up to .15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.

--------------------------------------------------------------------------------

       For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                             Dealer's
                                             Commission
                                             ----------
                                             (as a percent-
Amount                                       age of amount
of Purchase                                  purchased)
-----------

Up to $2 million                                1.00%
Next $1 million up to $3 million                 .75
Next $2 million up to $5 million                 .50
Amount over $5 million                           .25

       In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of the Trust. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

       An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Delaware Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor in its discretion.
       Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value under Redemption and Exchange.


Combined Purchases Privilege
       By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Trust and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.
       This privilege permits you to combine your purchases and holdings with those of your spouse, your children under twenty-one years of age and any trust, fiduciary or retirement account for the benefit of such family members.
       It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.
       Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may trigger the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares under Buying Shares.

Buying at Net Asset Value
       Class A Shares of the Trust may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the 12-Month Reinvestment Privilege and the Exchange Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

       Purchases of Class A Shares may be made at net asset value by current and former officers, trustees and employees (and members of their immediate families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases include retirement accounts and must be for accounts in the name of the individual or a qualifying family member. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within six months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge has been assessed and the redemption of the investment did not result in the imposition of a CDSC or other redemption charge. Purchases of Class A Shares also may be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of Class A Shares. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.
       Beginning December 1, 1994, Class A Shares of the Trust may be purchased at net asset value by any investor within ninety days after a redemption of shares from a fund outside the Delaware Group of funds provided that: 1) the redeemed shares were purchased no more than five years before the proposed purchase of Class A Shares of the Trust; and 2) a front-end sales charge was paid in connection with the purchase of the redeemed shares or a contingent deferred sales charge was paid upon their redemption.

       The Trust must be notified in advance that an investment qualifies for purchase at net asset value.

Deferred Sales Charge Alternative - Class B Shares

       Class B Shares may be purchased at net asset value without the imposition of a front-end sales charge and, as a result, the Trust will invest the full amount of the investor's purchase payment. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.
       Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees facilitates the ability of the Trust to sell the Class B Shares without deducting a front-end sales charge at the time of purchase.
       Shareholders of the Trust's Class B Shares exercising the exchange privilege described below will continue to be subject to the CDSC schedule for the Trust's Class B Shares described in this Prospectus, even after exchange. Such CDSC schedule may be higher than the CDSC schedule relating to the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
       Except for shares acquired through a reinvestment of dividends, Class B Shares held for eight years after purchase are eligible for automatic conversion into Class A Shares. The Trust will effect conversions of Class B Shares into Class A Shares only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.
       Class B shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

       All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
       Class C Shares may be purchased at net asset value without the imposition of a front-end sales charge and, as a result, the Trust will invest the full amount of the investor's purchase payment. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within twelve months of purchase, a CDSC.
       Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.
       Shareholders of the Trust's Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Trust's Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
       Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within twelve months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on redemptions of shares received through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of the Trust, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.
       The following table sets forth the rates of the CDSC for Class B Shares of the Trust:

                                                      Contingent Deferred
                                                      Sales Charge (as a
                                                         Percentage of
                                                         Dollar Amount
Year After Purchase Made                               Subject to Charge)
------------------------                              -------------------

       0-2                                                     4%
       3-4                                                     3%
       5                                                       2%
       6                                                       1%
       7 and thereafter                                       None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares of the Trust, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets representing such shares.
       In determining whether a CDSC is applicable to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than twelve months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for twelve months or less. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.
       The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of CDSC - Class B Shares and Class C Shares under Redemption and Exchange.

12b-1 Distribution Plans - Class A, Class B and
Class C Shares
       Under the distribution plans adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Trust is permitted to pay the Distributor annual distribution fees of up to .30% of the average daily net assets of the Class A Shares, 1% of the average daily net assets of the Class B Shares and 1% of the average daily net assets of the Class C Shares. These fees, which are payable monthly, compensate the Distributor for providing distribution and related services and bearing certain expenses of each of the Classes. The 12b-1 Plans applicable to Class B Shares and Class C Shares are designed to permit an investor to purchase Class B Shares or Class C Shares through dealers or brokers without the assessment of a front-end sales charge while enabling the Distributor to compensate dealers and brokers for the sale of such shares. For a more detailed discussion of the 12b-1 Plans relating to the Class A, Class B and Class C Shares, see Distribution (12b-1) and Service under Management of the Trust.

Other Payments to Dealers -- Class A, Class B and Class C Shares

       In addition, from time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to .25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

       Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended. In addition, as noted above, the Distributor may pay dealers a commission in connection with net asset value purchases.

Class B Funds and Class C Funds
       The following funds currently offer Class B Shares and Class C Shares:
Delaware Group Delchester High-Yield Bond Fund, Inc., Delaware Group Government Fund, Inc., Limited-Term Government Fund of Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Tax-Free USA Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund of Delaware Group Tax-Free Fund, Inc., Delaware Group DelCap Fund, Inc., Delaware Fund and Devon Fund of Delaware Group Delaware Fund, Inc., Delaware Group Value Fund, Inc., Decatur Income Fund and Decatur Total Return Fund of Delaware Group Decatur Fund, Inc., Delaware Group Trend Fund, Inc., International Equity Series, Global Bond Series and Global Assets Series of Delaware Group Global & International Funds, Inc., and the Trust.

Dividend Orders
       You may have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective. For more information, see Dividend Reinvestment Plan under The Delaware Difference or call the Shareholder Service Center.

HOW TO BUY SHARES
       The Trust makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer.

Investing through Your Investment Dealer
       You can make a purchase of shares of the Classes through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application must be completed, signed and sent with a check payable to Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class or Tax-Free Pennsylvania Fund C Class at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class or Tax-Free Pennsylvania Fund C Class. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Trust. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
       You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 0114-2596 (include your name(s) and your Trust account number in the wire).

1. Initial Purchases--Before you invest, telephone the Trust's Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application to Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class or Tax-Free Pennsylvania Fund C Class at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Trust's Shareholder Service Center by telephone of each wire you send.

Delaware Group Asset Planner
       To invest in Delaware Group funds using the Asset Planner service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser. The sales charge on the investment is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available for use inside the Asset Planner service; however, only "like" class shares may be used within the same Strategy.
       An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of your Fund accounts if not paid by September 30th. See the Statement of Additional Information.
       Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.
       Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Investing by Exchange
       If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Trust. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus.
       Shareholders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Shares for Class B Shares or Class C Shares of the Trust or for Class B Shares or Class C Shares of any other fund in the Delaware Group. Shareholders of Class B Shares of the Trust are permitted to exchange all or part of their Class B Shares only into the corresponding class of shares of the Class B Funds. Similarly, shareholders of Class C Shares of the Trust are permitted to exchange all or part of their Class C Shares only into the corresponding class of shares of the Class C Funds. Class B Shares of the Trust and Class C Shares of the Trust acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Trust acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Trust.

   Permissible exchanges into Class A Shares of the Trust will be made without a front-end sales charge imposed by the Trust, except for exchanges from funds not subject to a front-end sales charge (unless such shares were acquired in an exchange from a fund subject to such a charge or such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Trust will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Additional Methods of Adding to Your
Investment
       Call the Shareholder Service Center for more information if you wish to use the following services:

1.     Direct Deposit
       You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Trust also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

2.     Automatic Investing Plan
       The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Trust to transfer a designated amount monthly from your checking account to your Trust account. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

                                      *   *   *

       Should investments by these two methods be reclaimed or returned for some reason, the Trust has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Trust.

Purchase Price and Effective Date
       The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
       The effective date of a purchase made through an investment dealer is the date the order is received by the Trust. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
       The Trust reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Trust can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Trust reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.
       The Trust also reserves the right, following shareholder notification, to charge a service fee on accounts that have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Trust will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice and no CDSC will apply to such assessments.
       The Trust also reserves the right, upon sixty days' written notice, to redeem accounts that remain under a Class' minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

       You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other tax-advantaged funds, equity funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares from one fund or class to another pursuant to this privilege constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.
       Your shares will be redeemed or exchanged at a price based on the net asset value next determined after we receive your request in good order subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. Redemption or exchange requests received in good order after the time the offering price of shares is determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under Buying Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Trust will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B or Class C Shares or, if applicable, the Limited CDSC in the case of Class A shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
       Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Trust at 800-523-1918 (in Philadelphia, 215-988-1241). The Trust may suspend, terminate, or amend the terms of the exchange privilege upon sixty days' written notice to shareholders.
       The Trust will honor written redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to fifteen days from the purchase date. The Trust will not honor telephone redemptions for shares recently purchased by check unless it is reasonably satisfied that the purchase check has cleared. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Trust reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

       There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for transfers involving assets that were previously invested in a fund with a front-end sales charge and/or transfers involving the reinvestment of dividends.

       Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for Class B shares of other Class B Funds or Class C shares of other Class C Funds, as applicable (in each case, "New Shares"), will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Trust. In an exchange of Class B Shares, the Trust's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Trust for a longer period of time than if the investment in New Shares were made directly.
       Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Trust or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

       All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Trust or its agent.
       All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

Written Redemption
       You can write to the Trust at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Trust requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Trust reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Trust may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

       Payment is normally mailed the next business day, but no later than seven days, after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. The Trust issues certificates for Class A Shares if a shareholder submits a specific request. The Trust does not issue certificates for Class B Shares or Class C Shares.

Written Exchange
       You may also write to the Trust (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
       To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may only redeem or exchange by written request and you must return your certificates.
       The Telephone Redemption Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Trust in writing that you do not wish to have such service available with respect to your account. The Trust reserves the right to modify, terminate or suspend these procedures upon sixty days' written notice to shareholders. It may be difficult to reach the Trust by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.
       Neither the Trust nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Trust shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Trust will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
       The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day, but no later than seven days, after receipt of the request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
       Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, the Trust requires an Authorization Form with your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day, but no later than seven days, after receipt of your request to your predesignated bank account. Except for any CDSC which may be applicable to Class B and Class C Shares and the Limited CDSC which may be applicable to certain Class A Shares, there are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Trust's Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

       If expedited payment by check or wire could adversely affect the Trust, the Trust may take up to seven days to pay.

Telephone Exchange
       The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
       This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it provides them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Trust does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. You may elect to have your payments transferred from your Trust account to your predesignated bank account through the Delaware Group's MoneyLine service. Your funds will normally be credited to your bank account two business days after the payment date. Except for the Limited CDSC which may be applicable to Class A Shares and the CDSC which may be applicable to Class B Shares and Class C Shares as noted below, there are no fees for this redemption method. You can initiate the MoneyLine service by completing an Authorization Agreement. If the name and address on your bank account are not identical to the name and address on your Trust account, you must have your signature guaranteed. Please call the Shareholder Service Center for additional information.

                                      *   *   *

       Shareholders should not purchase Class A Shares while participating in a Systematic Withdrawal Plan. Also, redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the twelve months prior to the withdrawal and a dealer's commission has been paid on that purchase. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value, below.
       With respect to Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan, any applicable CDSC will be waived if, on the date that the Plan is established, the annual selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of CDSC - Class B and Class C Shares, below.

       For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Wealth Builder Option
       Shareholders may elect to invest in other mutual funds in the Delaware Group through our Wealth Builder Option. Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their Trust account and invested automatically into an account in one or more Delaware Group funds. If, in connection with the Wealth Builder Option, a shareholder wishes to open a new account in such other fund or funds to receive the automatic investment, such new account must meet such other fund's minimum initial purchase requirements. Investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

       Shareholders can use the Wealth Builder Option to invest in the Trust through regular liquidations of shares in their accounts in other funds in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. Shareholders can terminate their participation at any time by written notice to the Trust. See Redemption and Exchange.

Contingent Deferred Sales Charge for Certain
Purchases of Class A Shares Made at Net Asset Value

       A Limited CDSC will be imposed by the Trust upon certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within twelve months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above. See Buying Shares.
       The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.
       Redemptions of such Class A Shares held for more than twelve months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Trust assesses the Limited CDSC if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of the Class A Shares of the Trust or the Class A Shares acquired in the exchange.
       In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited CDSC -- Class A Shares
       The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Trust's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying at Net Asset Value under Buying Shares).

Waiver of CDSC -- Class B Shares and Class C Shares
       The CDSC on certain redemptions of Class B Shares is waived in connection with the following redemptions: (i) redemptions that result from the Trust's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.

       The CDSC on certain redemptions of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Trust's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code) of all registered owners occurring after the purchase of the shares being redeemed.
       In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

       The Trust declares a dividend to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under Buying Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.
       Purchases of shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Trust is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Trust's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.
       Each of the Classes will share proportionately in the investment income and expenses of the Trust, except that the per share dividends from net investment income on the Class A Shares, the Class B Shares and the Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Trust.

       Dividends are declared daily and paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Any distributions from net realized securities profits will be distributed annually in the quarter following the close of the fiscal year.

       Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose Delaware Group's MoneyLine service and have such payments transferred from your Trust account to your predesignated bank account. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for the MoneyLine service. See Systematic Withdrawal Plan for Class A Shares, Class B Shares and Class C Shares under Redemption and Exchange for information regarding authorization of this service. (See The Delaware Difference for more information on reinvestment options.)

       The Trust anticipates that substantially all of its dividends paid to shareholders will be exempt from federal income tax. For the fiscal year ended February 28, 1995, the Trust had a capital loss of $2,686,994. For federal income tax purposes, the Trust had accumulated capital losses at February 28, 1995 of $2,859,869 which may be carried forward and applied against future capital gains. The capital loss carryforward expires as follows: 1997--$172,875 and 2003--$2,686,994.

       For the fiscal year ended February 28, 1995, dividends totaling $0.494 and $0.353 per share of the Class A Shares and the Class B Shares, respectively, were paid from net investment income. Class C Shares were not offered prior to the date of this Prospectus.

TAXES

       The Trust has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Trust will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code. The Trust intends to distribute substantially all of its net investment income and net capital gains, if any.
       The Trust intends to invest a sufficient portion of its assets in municipal bonds and notes so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends distributed to shareholders are excluded from a shareholder's gross income for federal tax purposes. A portion of the Trust's dividends may, however, be derived from income on "private activity" municipal bonds and therefore may be a preference item under federal tax law and subject to the federal alternative minimum tax.
       To the extent dividends are derived from taxable income on temporary investments or short-term capital gains, they are treated as ordinary income, whether received in cash or in additional shares. In addition, gain from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of the accrued market discount. No portion of the Trust's distributions will be eligible for the dividends-received deduction for corporations.
       Distributions paid by the Trust from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Trust. The Trust does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Trust management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Trust are made shortly before the record date for a capital gains distribution, a portion of the investment will be returned as taxable distribution.
       Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Trust and received by the shareholder on December 31 of the calendar year in which they are declared.

       The sale of shares of the Trust is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series or portfolios of a mutual fund). Any loss incurred on sale or exchange of the Trust's shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares and will be disallowed to the extent of exempt-interest dividends paid with respect to such shares. All or a portion of the sales charge incurred in acquiring Trust shares will be excluded from the federal tax basis of any of such shares sold or exchanged within ninety days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Trust or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

       Exempt-interest dividends paid by the Trust, although exempt from regular federal income tax in the hands of a shareholder, are includable in the tax base for determining the extent to which a shareholder's Social Security benefits would be subject to federal income tax. Shareholders are required to disclose their receipt of tax-exempt interest on their federal income tax returns.

       The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Buying Shares.

       Interest income derived from Pennsylvania state and municipal obligations and other qualifying obligations, and U.S. Government obligations, if any, that are distributed to shareholders will be exempt from Pennsylvania personal income tax. Should the Trust invest in municipal bonds other than those issued by Pennsylvania or other exempt issuers, the income distributed from these investments may be subject to Pennsylvania personal income tax. Shareholders of the Trust will receive notification from the Trust annually as to the taxability of such distributions in Pennsylvania. For shareholders who are residents of Philadelphia, distributions that are derived from interest on Pennsylvania state and municipal obligations and other qualifying obligations, and U.S. Government obligations, if any, will be exempt from Philadelphia School District Income Tax. Distributions designated as capital gain dividends for federal income tax purposes will also be exempt from the Philadelphia School District Income Tax. Shares of the Trust will be exempt from Pennsylvania county personal property tax.

       Each year, the Trust will mail to you information on the tax status of the Trust's dividends and distributions.

       The Trust is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.
       The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Trust.
       See Taxes in Part B for additional information on tax matters relating to the Trust and its shareholders.

CALCULATION OF OFFERING PRICE AND
NET ASSET VALUE PER SHARE

       Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the net asset value ("NAV") per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges. The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.
       The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced at fair value by an independent pricing service using methods approved by the Board of Trustees. Short-term investments having a maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by the Board of Trustees.
       Each of the Trust's three Classes will bear, pro-rata, all of the common expenses of the Trust. The net asset values of all outstanding shares of each Class of the Trust will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Trust represented by the value of shares of that Class. All income earned and expenses incurred by the Trust will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Trust represented by the value of shares of such Classes, except that shares of the Classes will bear only those 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the dividends paid to each Class of the Trust may vary. However, the NAV per share of each class is expected to be equivalent.

MANAGEMENT OF THE TRUST

Trustees
       The business and affairs of the Trust are managed under the direction of its Board of Trustees. Part B contains additional information regarding the trustees and officers.

Investment Manager
       The Manager furnishes investment management services to the Trust.
       The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On February 28, 1995, the Manager and its affiliate, Delaware International Advisers Ltd., were supervising in the aggregate more than $25 billion in assets in the various institutional (approximately $16,036,192,541) and investment company (approximately $9,495,845,162) accounts.

       The Manager is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now wholly-owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between the Trust and the Manager was executed following shareholder approval.
       The Manager manages the Trust's portfolio and makes investment decisions which are implemented by the Trust's Trading Department. The Manager also administers the Trust's affairs and pays the salaries of all the trustees, officers and employees of the Trust who are affiliated with the Manager. The annual compensation paid by the Trust for investment management services is equal to .60% on the first $500 million of average daily net assets of the Trust, .575% on the next $250 million and .55% on the average daily net assets in excess of $750 million, less all trustees' fees paid to the unaffiliated trustees. Investment management fees paid by the Trust for the fiscal year ended February 28, 1995 were 0.58% of average daily net assets.

       J. Michael Pokorny has primary responsibility for making day-to-day investment decisions for the Trust. He has been the Trust's senior portfolio manager since 1980. A graduate of William and Mary, Mr. Pokorny joined Delaware Group in 1978 and has over twenty-nine years of fixed income experience.

       In making investment decisions for the Trust, Mr. Pokorny regularly consults with Patrick P. Coyne, Paul E. Suckow and other members of Delaware's fixed income department. Mr. Coyne has worked closely with Mr. Pokorny since 1990 when he joined Delaware Group's fixed income department. He is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Suckow is Delaware's Chief Investment Officer for fixed income. He is a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed income portfolio manager at Delaware Group from 1981 to 1985. He returned to Delaware in 1993 after eight years with Oppenheimer Management Corporation.

Portfolio Trading Practices
       The Trust may sell securities without regard to the length of time they have been held. Trading will be undertaken principally to achieve the Trust's objective in light of expected changes in interest rates. The degree of trading activity will affect brokerage costs of the Trust and may affect taxes payable by the Trust's shareholders. Given the Trust's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. During the past two fiscal years, the Trust's portfolio turnover rates were approximately 14% for 1994 and 18% for 1995.
       The Trust uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Trust may consider a broker/dealer's sales of Trust shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Trust expenses such as custodian fees.

Performance Information
       From time to time, the Trust may quote yield or total return performance of the Classes in advertising and other types of literature.

       The current yield for each of the Classes is calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. The Trust may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield.
       Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten- year periods, as relevant. The Trust may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Trust may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

       Yield and net asset value fluctuate and are not guaranteed. Past performance is not an indication of future results.

Distribution (12b-1) and Service
       The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), serves as the national distributor for the Trust under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995.

       The Trust has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, the Class B Shares and the Class C Shares (the "Plans"). The Plans permit the Trust to pay the Distributor from the assets of the respective Classes a monthly fee for its services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of Class A, Class B and Class C Shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning each Class and increase sales of each Class. In addition, the Trust may make payments from the assets of the respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Trust.
       The Plan expenses relating to each of the Class B Shares and the Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.
       The aggregate fees paid by the Trust from the assets of the respective Classes to the Distributor and others under the Plans may not exceed .30% of the Class A Shares' average daily net assets in any year, and 1% (.25% of which are service fees to be paid by the Trust to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of the Class B Shares' and the Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes.

       Effective June 1, 1992, the Board of Trustees has determined that the annual fee, payable on a monthly basis, under the Plan relating to the Class A Shares will be equal to the sum of: (i) the amount obtained by multiplying .30% by the average daily net assets represented by the Class A Shares that were acquired by shareholders on or after June 1, 1992, and (ii) the amount obtained by multiplying .10% by the average daily net assets represented by the Class A Shares that were acquired before June 1, 1992. While this is the method for calculating the Class A Shares' 12b-1 expense, such expense is a Class A Shares' expense so that all shareholders of the Class A Shares, regardless of when they purchased their shares, will bear 12b-1 expenses at the same per share rate. As Class A Shares are sold on or after June 1, 1992, the initial rate of at least
 .10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under such Plan will also increase (but will not exceed .30% of average daily net assets). While this describes the current formula for calculating the expenses which will be payable under the Plan relating to the Class A Shares, such Plan permits the Class A Shares to pay a full .30% on all assets at any time following Board approval.

       While payments pursuant to the Plans may not exceed .30% annually with respect to the Class A Shares and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The monthly fees paid to the Distributor are subject to the review and approval of the Trust's unaffiliated trustees who may reduce the fees or terminate the Plans at any time.
       The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Trust under an Agreement dated June 29, 1988. The trustees annually review service fees paid to the Transfer Agent.

       The Distributor and the Transfer Agent are also indirect, wholly-owned subsidiaries of DMH.

Expenses
       The Trust is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of expenses to average daily net assets of Class A Shares for the fiscal year ended February 28, 1995 was 0.90%. Based on expenses incurred by Class A Shares during its fiscal year ended February 28, 1995, the expenses of Class B Shares are expected to be 1.73% for the fiscal year ending February 29, 1996. The Trust anticipates that the expense ratio for Class C Shares will be identical to the expense ratio for Class B Shares. The ratio of each Class reflects the impact of its Plan.

Shares
       The Trust is an open-end management investment company. The Trust's portfolio of assets is nondiversified as defined by the 1940 Act. Commonly known as a mutual fund, the Trust is a Pennsylvania business trust organized on November 23, 1976. The Trust has an unlimited authorized number of shares of beneficial interest with no par value per share allocated to each Class. All shares have equal voting rights and are equal in all other respects.
       Shares of each Class represent a proportionate interest in the assets of the Trust and have the same voting and other rights and preferences, except that, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the Plan that relates to the class of shares that they hold. However, Class B Shares may vote on a proposal to increase materially the fees to be paid by the Trust under the Rule Plan relating to Class A Shares.

       All Trust shares have noncumulative voting rights which means that the holders of more than 50% of the Trust's shares voting for the election of trustees can elect 100% of the trustees if they choose to do so.
       Prior to May 2, 1994, Tax-Free Pennsylvania Fund A Class was known as Tax-Free Pennsylvania Fund.




                                                                APPENDIX A
                                 Illustrations of the Potential Impact on Investment Based on Purchase Option
                                                            $10,000 Purchase
Scenario 1                                       Scenario 2                     Scenario 3                   Scenario 4
               No Redemption                   Redeem 1st Year                Redeem 3rd Year               Redeem 5th Year
       -----------------------------    ----------------------------   ----------------------------   -----------------------------
Year   Class A    Class B    Class C    Class A    Class B   Class C   Class A    Class B   Class C   Class A   Class B     Class C
----   -------    -------    -------    -------    -------   -------   -------    -------   -------   -------   -------     -------

0       9,525     10,000      10,000      9,525     10,000    10,000    9,525     10,000    10,000     9,525    10,000      10,000
1      10,192     10,630      10,630     10,192     10,230    10,530+  10,192     10,630    10,630    10,192    10,630      10,630
2      10,905     11,300      11,300                                   10,905     11,300    11,300    10,905    11,300      11,300
3      11,669     12,012      12,012                                   11,669     11,712    12,012+   11,669    12,012      12,012
4      12,485     12,768      12,768                                                                  12,485    12,768      12,768
5      13,359     13,573      13,573                                                                  13,359    13,373      13,573+
6      14,294     14,428      14,428
7      15,295     15,337      15,337
8      16,366+    16,303      16,303
9      17,511     17,444*     17,330
10     18,737     18,665*     18,442
      *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.


                                                              $250,000 Purchase
Scenario 1                                      Scenario 2                     Scenario 3                    Scenario 4
                No Redemption                 Redeem 1st Year                Redeem 3rd Year                Redeem 5th Year
       -----------------------------   -----------------------------   ----------------------------   -----------------------------
Year   Class A    Class B    Class C   Class A     Class B   Class C   Class A    Class B   Class C   Class A   Class B     Class C
----   -------    -------    -------   -------     -------   -------   -------    -------   -------   -------   -------     -------

0       243,750   250,000    250,000   243,750     250,000   250,000   243,750    250,000   250,000   243,750   250,000     250,000
1       260,813   265,750    265,750   260,813     255,750   263,250+  260,813    265,750   265,750   260,813   265,750     265,750
2       279,069   282,492    282,492                                   279,069    282,492   282,492   279,069   282,492     282,492
3       298,604   300,289    300,289                                   298,604    292,789   300,289+  298,064   300,289     300,289
4       319,507   319,207    319,207                                                                  319,507   319,207     319,207
5       341,872   339,318    339,318                                                                  341,872+  334,318     339,318
6       365,803   360,695    360,695
7       391,409   383,418    383,418
8       418,808   407,574    407,574
9       448,124   436,104*   433,251
10      479,493   466,631*   460,546
       *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.


Assumes a hypothetical return for Class A of 7% per year, a hypothetical return for Class B of 6.3% for years 1-8 and 7% for years 9-10, and a hypothetical return for Class C of 6.3% per year. Hypothetical returns vary due to the different expense structure for each Class and do not represent actual performance. Class A purchase subject to appropriate sales charge breakpoint
(4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000). Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6). Class
C purchase assessed 1% CDSC upon redemption in year 1. Figures marked "+" identify which class offers the greater return potential based on investment amount and holding period.

                                                  -----------------------------

                                                  TAX-FREE PENNSYLVANIA FUND

                                                  -----------------------------

                                                  A CLASS

                                                  -----------------------------

                                                  B CLASS

                                                  -----------------------------

                                                  C CLASS

                                                  -----------------------------
   The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.



INVESTMENT MANAGER
Delaware Management Company, Inc.                  P R O S P E C T U S
One Commerce Square
Philadelphia, PA  19103                            ----------------------------
NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.                            November 29, 1995
1818 Market Street
Philadelphia, PA  19103
SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103
LEGAL COUNSEL
Stradley, Ronon, Stevens & Young
One Commerce Square
Philadelphia, PA  19103
INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103
CUSTODIAN
Morgan Guaranty Trust Company of New York
60 Wall Street
New York, NY  10260

                                                                  DELAWARE
                                                                  GROUP
                                                                  --------

-------------------------------------------------------------------------------
                                   PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                             November 29, 1995
-------------------------------------------------------------------------------

TAX-FREE PENNSYLVANIA FUND
-------------------------------------------------------------------------------

1818 Market Street
Philadelphia, PA  19103

-------------------------------------------------------------------------------
For Prospectus and Performance:
         Nationwide 800-523-4640
         Philadelphia 215-988-1333
Information on Existing Accounts:
           (SHAREHOLDERS ONLY)
         Nationwide 800-523-1918
         Philadelphia 215-988-1241
Dealer Services:
           (BROKER/DEALERS ONLY)
         Nationwide 800-362-7500
         Philadelphia 215-988-1050
-------------------------------------------------------------------------------

TABLE OF CONTENTS

-------------------------------------------------------------------------------
Cover Page
-------------------------------------------------------------------------------
Investment Objective and Policy
-------------------------------------------------------------------------------
Performance Information
-------------------------------------------------------------------------------
Trading Practices and Brokerage
-------------------------------------------------------------------------------
Purchasing Shares
-------------------------------------------------------------------------------
Investment Plans
-------------------------------------------------------------------------------
Determining Offering Price and
         Net Asset Value
-------------------------------------------------------------------------------
Redemption and Repurchase
-------------------------------------------------------------------------------
Dividends and Distributions
-------------------------------------------------------------------------------
Taxes
-------------------------------------------------------------------------------
Investment Management Agreement
-------------------------------------------------------------------------------
Officers and Trustees
-------------------------------------------------------------------------------
Exchange Privilege
-------------------------------------------------------------------------------
General Information
-------------------------------------------------------------------------------
Appendix A--Description of Ratings
-------------------------------------------------------------------------------
Appendix B--Tax Exempt vs Taxable Yields
-------------------------------------------------------------------------------
Financial Statements
-------------------------------------------------------------------------------

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus of DMC Tax-Free Income Trust-Pennsylvania (which is known and does business as Tax-Free Pennsylvania Fund) (the "Trust") dated November 29, 1995, as it may be amended from time to time. It should be read in conjunction with the Trust's Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Trust's Prospectus may be obtained by writing or calling your investment dealer or by contacting the Trust's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.
         The Trust offers three classes of shares (individually, a "Class" and collectively, the "Classes"): Tax-Free Pennsylvania Fund A Class ("Class A Shares"), Tax-Free Pennsylvania Fund B Class ("Class B Shares") and Tax-Free Pennsylvania Fund C Class ("Class C Shares"). Class B Shares and Class C Shares may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Buying Shares in the Classes' Prospectus. Class C Shares are subject to a CDSC which may be imposed on redemptions made within twelve months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class C Shares for the life of the investment. All references to "shares" in this Part B refer to all Classes of shares of the Trust, except where noted.

INVESTMENT OBJECTIVE AND POLICY

         The objective of the Trust is to seek as high a level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.
         The Trust seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain Pennsylvania state and local taxes. However, the Trust may invest not more than 20% of its assets in debt obligations issued by other states.

         The Trust intends to invest at least 80% of its net assets in Pennsylvania tax-exempt debt obligations which are rated by Standard & Poor's Rating Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") at the time of purchase as being within their top four grades, or which are unrated but considered by Delaware Management Company, Inc. (the "Manager") to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Trust may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P or Moody's, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

         See Appendix A for a description of S&P and Moody's ratings.
         The Trust may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, the Trust may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental user.
         The Trust may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.
         Investing in Rule 144A Securities could have the effect of increasing the level of the Trust's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that the Trust has no more than 10% of its net assets in illiquid securities.

         The Trust may also invest in "when-issued securities" for which the Trust will maintain a segregated account containing cash or high-grade debt obligations which it will mark to market daily. When-issued securities involve commitments to purchase new issues of securities which are offered on a when-issued basis which usually involve delivery and payment up to forty-five days after the date of transaction. During this period between the date of commitment and the date of delivery, the Trust does not accrue interest on the investment, but the market value of the bonds could fluctuate. This would result in the Trust having unrealized appreciation or depreciation which would affect the net asset value of its shares.

         The Trust will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years. From time to time, the Trust may also invest in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes. The Trust may also invest in variable and floating rate demand obligations (longer-term instruments with an interest rate that fluctuates and a demand feature that allows the holder to sell the instruments back to the issuer from time to time) but does not intend to invest more than 5% of its net assets in these instruments. The Manager will attempt to adjust the maturity structure of the portfolio to provide a high level of tax-exempt income consistent with preservation of capital.
         Under abnormal conditions, the Trust may invest in taxable instruments for temporary defensive purposes. These would include obligations of the U.S. Government, its agencies and instrumentalities.
         The principal risk to which the Trust is subject is price fluctuation due to changes in interest rates caused by government policies and economic factors which are beyond the control of the investment manager. In addition, although some municipal bonds are government obligations backed by the issuer's full faith and credit, others are only secured by a specific revenue source and not by the general taxing power. The Trust will invest in both types.
         The Trust is registered as a nondiversified investment company. The Trust has the ability to invest as much as 50% of its assets in as few as two issuers provided that no single issuer accounts for more than 25% of the portfolio. The remaining 50% must be diversified so that no more than 5% is invested in the securities of a single issuer. Because the Trust may invest its assets in fewer issuers, the value of Trust shares may fluctuate more rapidly than if the Trust were fully diversified. In the event the Trust invests more than 5% of its assets in a single issuer, it would be affected more than a fully-diversified fund if that issuer encounters difficulties in satisfying its financial obligations. The Trust may invest without limitation in U.S. Government and government agency securities backed by the U.S. Government or its agencies or instrumentalities.
         The Trust will invest in securities for income earnings rather than trading for profit. The Trust will not vary portfolio investments, except to:
         1. eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Trust;
         2. honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases;
         3. reinvest the earnings from securities in like securities; or
         4. defray normal administrative expenses.

         Repurchase Agreements--While the Trust is permitted to do so, it normally does not invest in repurchase agreements, except under some circumstances to invest cash balances.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 (the "1940 Act") to allow the Delaware Group funds jointly to invest cash balances. The Trust may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.
         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Trust, if any, would be the difference between the repurchase price and the market value of the security. The Trust will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, the Trust must have collateral of at least 100% of the repurchase price, including the portion representing the Trust's yield under such agreements which is monitored on a daily basis.

Municipal Bonds
         The term "municipal bonds" is generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal bonds" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.
         The practice has developed among municipal issuers of having their issues insured by various companies. In particular, the Municipal Bond Insurance Association ("MBIA") and its affiliate, Municipal Bond Investors Assurance Corporation ("MBIA Corp."), Financial Guaranty Insurance Company ("FGIC") and the AMBAC Indemnity Corporation ("AMBAC") are presently insuring a great many issues. It is expected that other insurance associations or companies will enter this field, and that a substantial portion of municipal bond issues available for investment by companies such as the Trust will be insured. Accordingly, from time to time a substantial portion of the Trust's assets may be invested in municipal bonds insured as to payment of principal and interest when due by a single insurance company. The Manager will review the creditworthiness of the issuer and its ability to meet its obligations to pay interest and repay principal and not the creditworthiness of the private insurer. However, since insured obligations are typically rated in the top grades by Moody's and S&P, most insured obligations will qualify for investment under the Trust's ratings standards discussed above. If the issuer defaults on payment of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations. The Trust believes such investments are consistent with its fundamental investment policies and restrictions.
         The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications.

         The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligations and rating of the issue. The imposition of the Trust's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.
         The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.
         The Trust intends to seek to achieve a high level of tax-exempt income. However, if the Trust invests in newly-issued private purpose bonds, a portion of Trust distributions would be subject to the federal alternative minimum tax applicable to certain shareholders.

Municipal Leases
         As stated in the Prospectus, a portion of the Trust's assets may be invested in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs function much like installment purchase agreements and are widely used by state and local governments to finance the purchase of property. The lease format is generally not subject to constitutional limitations on the issuance of state debt, and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits. A principal distinguishing feature separating COPs from municipal debt is the lease, which contains a "nonappropriation" or "abatement" clause. This clause provides that, although the municipality will use its best efforts to make lease payments, it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. The Trust will invest only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch Investors Service, Inc., or in unrated COPs believed to be of comparable quality.
         The Trust follows certain guidelines to determine whether the COPs held in the Trust's portfolio constitute liquid investments. These guidelines set forth various factors to be reviewed by the Manager and which will be monitored by the Board. Such factors include (a) the credit quality of such securities and the extent to which they are rated; (b) the size of the municipal securities market for the Trust both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Trust trade on the same basis and with the same degree of dealer participation as other municipal bonds of comparable credit rating or quality.

         Investment Restrictions--The Trust has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Trust, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Trust shall not:
         1. Purchase securities other than municipal bonds and taxable short-term investments as defined above.

         2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Trust's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Trust shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Trust will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.

         3. Sell securities short.
         4. Write or purchase put or call options.

         5. Underwrite the securities of other issuers or purchase securities subject to restrictions on disposition under the 1933 Act (so-called "restricted securities"), except that the Trust may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group; nor invest more than 10% of the value of the Trust's net assets in illiquid assets.

         6. Purchase or sell commodities or commodity contracts.
         7. Purchase or sell real estate, but this shall not prevent the Trust from investing in municipal bonds secured by real estate or interests therein.
         8. Make loans to other persons except through the use of repurchase agreements or the purchase of commercial paper. For these purposes the purchase of a portion of debt securities which is part of an issue to the public shall not be considered the making of a loan. Not more than 10% of the Trust's total assets will be invested in repurchase agreements and other assets maturing in more than seven days.
          9. With respect to 50% of the value of the assets of the Trust, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. Government and government agency securities backed by the U.S. Government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Trust will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.
         10. Invest in companies for the purpose of exercising control.
         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.
         12. Invest more than 25% of its total assets in any particular industry or industries, except that the Trust may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
         Although not a fundamental investment restriction, the Trust currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.
         From time to time, more than 10% of the Trust's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Trust believes such investments are consistent with the foregoing restrictions. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to Pennsylvania
Tax-Exempt Securities
         The Trust concentrates its investments in the Commonwealth of Pennsylvania. Therefore, there are risks associated with the Trust that would not be present if the Trust were diversified nationally. These risks include any new legislation that would adversely affect Pennsylvania tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the Commonwealth of Pennsylvania.

PERFORMANCE INFORMATION

         From time to time, the Trust may state total return for each Class in advertisements and other types of literature. Any statements of total return performance data will be accompanied by information on the Trust's average annual compounded total rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. The Trust may also advertise aggregate and average total return information for each Class over additional periods of time.
         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                   n
                P(1+T)  = ERV

Where:          P   =   a hypothetical initial purchase
                        order of $1,000 from which, in
                        the case only of Class A
                        Shares, the maximum front-end
                        sales charge, if any, is
                        deducted;

                T   =   average annual total return;

                n   =   number of years;

              ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to the Class A Shares and that all distributions are reinvested at net asset value and, with respect to the Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Trust may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.
         The performance of Class A Shares, as shown below, is the average annual total return quotations for the one-, three-, five-, ten- and fifteen year periods ended August 31, 1995, and for the life of the Trust. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charges paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of the maximum front-end sales charge of 4.75%. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.
         In the case of Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectus for the Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC will apply to Class B Shares or Class C Shares.

                             Average Annual Total Return
            Class A Shares(1)   Class A Shares(1)
               (at Offer)           (at NAV)
1 year
 ended
8/31/95         2.00%                 7.03%

3 years
 ended
8/31/95         4.46%                 6.18%

5 years
 ended
8/31/95         7.28%                 8.33%

10 years
 ended
8/31/95         8.24%                 8.77%

15 years
 ended
8/31/95         8.64%                 9.00%

 Period
3/23/77(2)
through
8/31/95        6.43%                 6.72%

(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.
(2) Date of initial public offering.

         The performance of Class B Shares, as shown below, is the average annual total return quotation for the one year period ended August 31, 1995, and for the period May 2, 1994 (date of initial public offering) through August 31, 1995. The average annual total return for Class B Shares (including deferred sales charge) reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 1995. The average annual total return for Class B Shares (excluding deferred sales charge) assumes the shares were not redeemed at August 31, 1995 and therefore does not reflect the deduction of a CDSC.

                           Average Annual Total Return
                  Class B Shares       Class B Shares
                    (Including           (Excluding
                  Deferred Sales       Deferred Sales
                      Charge)              Charge)
1 year ended
8/31/95                2.16%                6.16%

Period 5/2/94(1)
through 8/31/95        3.05%                6.01%

(1) Date of initial public offering of Class B Shares.

         Information regarding the performance of Class C Shares is not shown because such shares were not offered to the public prior to the date of this Part B.

         As stated in the Prospectus, the Trust may also quote its current yield for each Class in advertisements and investor communications.
         The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                        a -- b
                        -------       6
       YIELD =  2[(  cd   + 1)  - 1]

Where:      a  =    dividends and interest earned
                    during the period;

            b  =    expenses accrued for the period
                    (net of reimbursements);

            c  =    the average daily number of shares
                    outstanding during the period that
                    were entitled to receive dividends;

            d  =    the maximum offering price per
                    share on the last day of the
                    period.

         The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Trust. The yields of Class A Shares and Class B Shares as of August 31, 1995 using this formula were 4.77% and 4.18%, respectively. Yield calculations assume the maximum front-end sales charge, if any, and does not reflect to deduction of any CDSC or Limited CDSC. Actual yield may be affected by variations in sales charges on investments.
         Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of the Trust in the future.
         The Trust may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield. For the 30-day period ended August 31, 1995, the tax-equivalent yield of Class A Shares and Class B Shares was 6.91% and 6.06%, respectively, assuming a federal income tax rate of 31%. These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, the Trust may advertise a tax-equivalent yield assuming other income tax rates, when applicable.

         Investors should note that the income earned and dividends paid by the Trust will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of the Trust may change. Unlike money market funds, the Trust invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Trust's net asset value will tend to rise when interest rates fall. Conversely, the Trust's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Trust will vary from day to day and investors should consider the volatility of the Trust's net asset value as well as its yield before making a decision to invest.
         See Appendix B for additional yield information.
         Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable Trust activity and performance and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in the Trust. Any indices used are not managed for any investment goal.

         CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

         Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

         Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed income price and return information.

         Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         From time to time, the Trust may also quote actual yield and/or total return performance for each Class in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         Comparative information on the Consumer Price Index and the CDA Municipal Bond Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment. The CDA Municipal Bond Index was developed and is maintained by CDA Technologies, Inc. The Index is comprised of 115 separately-managed municipal bond mutual funds and tracks the performance of each fund, reflecting the reinvestment of any dividend and capital gains distributions paid during a specified period.
         The total return performance for a Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period and the impact of the maximum front-end sales charge or contingent deferred sales charge, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The net asset value of the Trust fluctuates so shares, when redeemed, may be worth more or less than the original investment and past Trust performance should not be considered as representative of future results.

         The following tables are examples, for purposes of illustration only, of cumulative total return performance of (a) Class A Shares for the three-, six- and nine-month periods ended August 31, 1995, for the one-, three-, five-, ten- and fifteen-year periods ended August 31, 1995 and for the life of the Trust and (b) Class B Shares for the three-, six- and nine-month periods ended August 31, 1995, for the one-year period ended August 31, 1995, and for the life of the Class. Information regarding the performance of Class C Shares is not shown because such shares were not offered to the public prior to the date of this Part B. Comparative information on the Consumer Price Index is also included.
         The performance of the Class A Shares and Class B Shares as shown below, reflects maximum front-end sales charges, if any, but not any income taxes payable by shareholders on the reinvested distributions included in the calculations. The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance. The performance of the Class B Shares is calculated both with the applicable CDSC included and excluded.

                     Cumulative Total Return
                    Class A Shares(1)        Consumer
                        (at Offer)          Price Index(2)
3 months
ended
8/31/95                 (3.61)%               0.46%

6 months
ended
8/31/95                  0.55%                1.33%

9 months
ended
8/31/95                  6.43%                2.14%

1 year
 ended
8/31/95                  2.00%                2.62%

3 years
 ended
8/31/95                 13.98%                8.52%

5 years
 ended
8/31/95                 42.12%               16.19%

10 years
 ended
8/31/95                120.72%               41.59%

15 years
ended
8/31/95                246.77%              151.04%

3/23/77(3)
through
8/31/95                215.87%              158.63%


(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.
(2) Source--Department of Labor.
(3) Date of initial public offering of Class A Shares.

                          Cumulative Total Return
          Class B Shares      Class B Shares
            (Including          (Excluding      Consumer
          Deferred Sales      Deferred Sales      Price
              Charge)             Charge)        Index(1)
3 months
ended
8/31/95      (2.99)%             1.00%            0.46%

6 months
ended
8/31/95       1.16%              5.16%            1.33%

9 months
ended
8/31/95       7.05%             11.05%            2.14%

1 year
ended
8/31/95       2.16%              6.16%            2.62%

Period
5/2/94(2)
through
8/31/95       4.10%              8.10%            3.73%


(1)      Source---Department of Labor.
(2)      Date of initial public offering of Class B Shares.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Trust and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Trust's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Trust shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
         Results at various assumed fixed rates of return on a $10,000 investment compounded quarterly tax-free for 10 years:

             5% Rate               6% Rate            7% Rate           8% Rate
            of Return             of Return          of Return         of Return

12-'85      $10,512               $10,617            $10,723           $10,830
12-'86      $11,049               $11,272            $11,498           $11,729
12-'87      $11,615               $11,967            $12,330           $12,702
12-'88      $12,209               $12,705            $13,221           $13,757
12-'89      $12,833               $13,488            $14,177           $14,898
12-'90      $13,490               $14,320            $15,201           $16,135
12-'91      $14,180               $15,203            $16,300           $17,474
12-'92      $14,906               $16,141            $17,479           $18,924
12-'93      $15,668               $17,137            $18,743           $20,495
12-'94      $16,470               $18,194            $20,097           $22,196

      These figures are calculated on a fixed interest rate and assume no fluctuation in the value of principal. These figures are not intended to be a projection of investment results and do not reflect any sales charges or any actual performance results of any of the Classes.

TRADING PRACTICES AND BROKERAGE

      The Trust selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where the Trust either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Trust pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty.

      During the fiscal years ended February 28, 1993, February 28, 1994 and February 28, 1995, no brokerage commissions were paid.
      The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

      As provided in the Securities Exchange Act of 1934 and the Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Trust and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

      The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.
      Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Trust may place orders with broker/dealers that have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of its shares as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

Portfolio Turnover

      Portfolio trading will be undertaken principally to accomplish the Trust's objective in relation to anticipated movements in the general level of interest rates. The Trust is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Trust will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Trust's investment objective. Portfolio transactions will be undertaken only to accomplish the Trust's objectives and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold: (1) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield; (2) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio; (3) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate; or (4) when the Manager anticipates a decline in value due to market risk or credit risk. The Trust anticipates the portfolio turnover rate will ordinarily be less than 100%.

      During the past two fiscal years, the Trust's portfolio turnover rates were 14% for 1994 and 18% for 1995. The Trust's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Trust during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

PURCHASING SHARES
      The Distributor serves as the national distributor for the Trust's shares, and has agreed to use its best efforts to sell shares of the Trust. See the Prospectus for additional information on how to invest. Shares of the Trust are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting the Trust or its agent.

      The minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Accounts opened under a Delaware Group Asset Planner Service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected.
      Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that does not exceed $1,000,000. The Trust will reject any order for purchase of more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, which are subject to a lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. Selling dealers have the responsibility of transmitting orders promptly. The Trust reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Trust's best interest.

* 1 moved from here; text not shown
      The NASD has adopted amendments to its Rules of Fair Practice relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

      Class A Shares are purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses.
      Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares approximately eight years after purchase. Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within twelve months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.


      See Automatic Conversion of Class B Shares in the Prospectus, and Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 in this Part B.

      Certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing shares purchased by sending a letter to the Transfer Agent requesting the certificate. No charge is made for any certificate issued. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.


                                      -16

Alternative Purchase Arrangements

      The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for his or her needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of .30% of the average daily net assets of Class A Shares or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Trust with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within twelve months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of .30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert into another class.

Class A Shares
      Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.


                                 Class A Shares
--------------------------------------------------------------------------------
                                                                     Dealer's
                                 Front-End Sales Charge as % of    Concession***
       Amount of Purchase        Offering            Amount           as % of
                                   Price            Invested**    Offering Price
--------------------------------------------------------------------------------
Less than $100,000                 4.75%              5.01%            4.00%
$100,000 but under $250,000        3.75               3.90             3.00
$250,000 but under $500,000        2.50               2.56             2.00
$500,000 but under $1,000,000*     2.00               2.04             1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% CDSC may apply upon redemption of such shares (the "Limited CDSC"). The Limited CDSC that may be applicable arises only in the case of certain net asset value purchases which have triggered the payment of a dealer's commission.
 ** Based upon the net asset value per share of Class A Shares as of the end of the Trust's most recent fiscal year.
*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
-------------------------------------------------------------------------------

    The Trust must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Trust. Such reduced front-end sales charges are not retroactive.

    From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.


* 2 moved from here; text not shown

         Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional concession of up to .15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional concession will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:

                                           Dealer's
                                           Commission
                                           (as a percent-
Amount                                     age of amount
of Purchase                                purchased)

Up to $2 million                              1.00%
Next $1 million up to $3 million               .75
Next $2 million up to $5 million               .50
Amount over $5 million                         .25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds, as to which a Limited CDSC applies (see Redemption and Repurchase) may be aggregated with those of the Class A Shares of the Trust. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless such exchange is from a Delaware Group fund with assets as to which a dealer's commission or similar payment has not been previously paid. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor in its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B and Class C Shares are purchased without the imposition of a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within twelve months of purchase may be subject to a CDSC of 1%. CDSC fees are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on redemption of shares received through reinvestment of dividends or capital gains distributions. See Waiver of CDSC - Class B and Class C Shares under Redemption and Exchange in the Prospectus for a list of the instances in which the CDSC is waived.
         The following table sets forth the rates of the CDSC for Class B Shares of the Trust:



                               Contingent Deferred
                               Sales Charge (as a
                              Percentage of Dollar
                                 Amount Subject
Year After Purchase Made            to Charge)
------------------------      ---------------------
         0-2                           4%
         3-4                           3%
         5                             2%
         6                             1%
         7 and thereafter              None

During the seventh year after purchase, and thereafter, until converted automatically into Class A Shares of the Trust, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Trust. See Automatic Conversion of Class B Shares under Buying Shares in the Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus.

Plans Under Rule 12b-1
         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of Class A Shares, Class B Shares and Class C Shares of the Trust (the "Plans"). Each Plan permits the Trust to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies.
         The Plans permit the Trust, pursuant to the Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.
         In addition, the Trust may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.
         The maximum aggregate fee payable by the Trust under the Plans, and the Trust's Distribution Agreement, is on an annual basis up to .30% of Class A Shares' average daily net assets for the year, and up to 1% (.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of Class B Shares' and Class C Shares' average daily net assets for the year. The Trust's Board of Trustees may reduce these amounts at any time.
         Effective June 1, 1992, the Board of Trustees has determined that the annual fee payable on a monthly basis for the Class A Shares, pursuant to its Plan, will be equal to the sum of: (i) the amount obtained by multiplying .30% by the average daily net assets represented by Class A Shares that were acquired by shareholders on or after June 1, 1992, and (ii) the amount obtained by multiplying .10% by the average daily net assets represented by Class A Shares that were acquired before June 1, 1992. While this is the method for calculating Class A Shares' 12b-1 expense, such expense is a Class expense so that all such shareholders of the Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same rate per share. As Class A Shares are sold on or after June 1, 1992, the initial rate of at least .10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan relating to Class A Shares will also increase (but will not exceed .30% of average daily net assets). While this describes the current formula for calculating the fees which will be payable under the Plan relating to Class A Shares, such Plan permits the Trust to pay a full .30% on all assets of Class A Shares at any time.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from the Classes. Subject to seeking best price and execution, the Classes may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner, as specified above.
         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, the Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Class, as well as by a majority vote of those trustees who are not "interested persons." With respect to the Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.
         During the fiscal year ended February 28, 1995, payments from Class A Shares pursuant to its Plan amounted to $1,734,143 and such amount was used for the following purposes: Annual and SemiAnnual Reports -- $15,650; Broker Trails -- $1,437,250; Commissions to Wholesalers -- $154,526; Dealer Service Expenses --$9,862; Promotional-Broker Meetings -- $33,301; Promotional-Other -- $13,392; Prospectus Printing -- $2,109; and Wholesaler Expenses -- $68,053.
         For the period May 2, 1994 (date of initial public offering) through February 28, 1995, payments from Class B Shares pursuant to its Plan amounted to $43,258 and such amount was used for the following purposes: Broker Sales Charge -- $15,011; Broker Trails --$10,684; Commissions to Wholesalers --$2,264; Interest on Broker Sales Charge -- $15,271; and Telephone -- $28.
         The staff of the Securities and Exchange Commission ("SEC") has proposed amendments to Rule 12b-1 and other related regulations that could impact Rule 12b-1 Distribution Plans. The Trust intends to amend the Plans, if necessary, to comply with any new rules or regulations the SEC may adopt with respect to Rule 12b-1.

Other Payments to Dealers - Class A, Class B and
Class C Shares

         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to .25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Payments to dealers made in connection with seminars, conferences or contests relating to the promotion of fund shares may be in an amount up to 100% of the expenses incurred or awards made. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features - Class A Shares

Buying at Net Asset Value

         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the 12-Month Reinvestment Privilege and the
Exchange Privilege.
         Current and former officers, trustees and employees of the Trust, any other fund in the Delaware Group, the Manager or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the funds in the Delaware Group, including any fund that may be created, at net asset value per share. Spouses, parents, brothers, sisters and children (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within six months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge has been assessed and the redemption of the investment did not result in the imposition of a CDSC or other redemption charges. Purchases of Class A Shares also may be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of Class A Shares. Officers, directors and key employees of institutional clients of the Manager, or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Trust may reasonably require to establish eligibility for purchase at net asset value. The Trust must be notified in advance that the trade qualifies for purchase at net asset value.

         Beginning December 1, 1994, Class A Shares of the Trust may be purchased at net asset value within 90 days after a redemption of shares from a fund outside the Delaware Group of funds provided that: 1) the redeemed shares were purchased no more than five years before the proposed purchase of Class A Shares of the Trust; and 2) a front-end sales charge was paid in connection with the purchase of the redeemed shares or a contingent deferred sales charge was paid upon their redemption.

Letter of Intention

         The reduced front-end sales charges described above with respect to the Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to ninety days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on the Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within twenty days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Trust and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge or CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of the Trust and the corresponding class of shares of other Delaware Group funds which offer such shares may be aggregated with Class A Shares of the Trust and the corresponding class of shares of the other Delaware Group funds.

Combined Purchases Privilege

         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class B Shares and/or Class C Shares of the Trust, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC).
         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under the age twenty-one years of age; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation

         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Trust, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from shares from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege

         Holders of Class A Share who redeem such shares of the Trust have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Trust or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is proposed to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.
         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Trust's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value under Redemption and Exchange in the Prospectus) in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan/Open Account


         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class (based on the net asset value in effect on the payable date) and credited to the shareholder's account on that date. Confirmations of each dividend payment from net investment income and of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year. Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the Trust. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware
Group Funds

         Subject to applicable eligibility and minimum initial purchase requirements of each fund and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions from the Trust in any of the other mutual funds in the Delaware Group, including the Trust, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is proposed to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Dividend Reinvestment Plan in the Prospectus.
         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Trust at net asset value, provided an account has been established. Dividends from Class A Shares may not be directed to Class B or Class C Shares of another fund in the Delaware Group. Dividends from Class B Shares may only be directed to Class B Shares of another fund in the Delaware Group that offers such class of shares. Dividends from Class C Shares may only be directed to Class C Shares of another fund in the Delaware Group that offers such class of shares. See Class B Funds and Class C Funds under Buying Shares in the Prospectus for the funds in the Delaware Group that are eligible for investment by holders of Trust shares.

Investing by Electronic Fund Transfer

         Direct Deposit Purchase Plan--Investors may arrange for the Trust to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Trust account. This type of investment will be handled in either of the two ways noted below. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                            *     *     *

         Investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $25 or for Class A Shares and $100 or more for Class B and Class C Shares. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Trust from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Trust may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Trust.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Trust accounts. The Trust will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

DETERMINING OFFERING PRICE AND NET
ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Trust after receipt of the order by the Trust or its agent. Orders for purchases of Class B Shares and Class C Shares are effected at the net asset value per share next calculated by the Trust after receipt of the order by the Trust or its agent. Selling dealers have the responsibility of transmitting orders promptly.
         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Trust will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of the Class A Shares, the offering price per share, is included in the Trust's financial statements which are incorporated by reference into this Part B.

         The Trust's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of Trust shares outstanding. In determining the Trust's total net assets, portfolio securities are valued at fair value, using methods determined in good faith by the trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Trust. In addition, money market instruments having a maturity of less than sixty days are valued at amortized cost. Expenses and fees are accrued daily.
         Each Class of the Trust will bear, pro-rata, all of the common expenses of the Trust. The net asset values of all outstanding shares of each Class of the Trust will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Trust represented by the value of shares of that Class. All income earned and expenses incurred by the Trust will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Trust represented by the value of shares of such Classes, except that the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of the Trust may vary. However, the net asset value per share of each Class is expected to be equivalent.

REDEMPTION AND REPURCHASE

         Any shareholder may require the Trust to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Trust, 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. The Trust does not issue certificates for the Class A Shares, unless a shareholder specifically requests them. The Trust does not issue certificates for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the Trust requires a request signed by all owners of the shares or the investment dealer of record, but does not require signature guarantees. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee is required. Each signature guarantee must be supplied by an eligible guarantor institution. The Trust reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Trust may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.
         In addition to redemption of shares by the Trust, the Distributor, acting as agent of the Trust, offers to repurchase Trust shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Trust or its agent, less any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Trust and the Distributor end their business day at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.
         Orders for the repurchase of Trust shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.
         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value under Redemption and Exchange in the Trust's Prospectus. Redemptions of Class B Shares are subject to the following CDSC: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within twelve months following purchase. See Contingent Deferred Sales Charge under Buying Shares in the Trust's Prospectus. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire described below, for which there is currently a $7.50 bank wiring cost, neither the Trust nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order.

         If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares in a written request, the Trust will honor the redemption request but will not mail the proceeds until it is reasonably satisfied of the collection of the investment check. This potential delay can be avoided by making investments by wiring Federal Funds.
         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Trust will automatically redeem from the shareholder's account the Trust shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Trust or to the Distributor.
         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practical, or it is not reasonably practical for the Trust fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, the Trust may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.
         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Trust is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust during any 90-day period for any one shareholder.
         The value of the Trust's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Trust may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts

         Before the Trust involuntarily redeems shares from an account that, under the circumstances noted in the Prospectus, has remained below the minimum amounts required by the Trust's Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than $1,000 and will be allowed sixty days from that date of notice to make an additional investment to meet the required minimum of $1,000. See The Conditions of Your Purchase under Buying Shares in the Prospectus. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                           *     *     *

         The Trust has available certain redemption privileges, as described below. The Trust reserves the right to suspend or terminate these expedited payment procedures upon sixty days' written notice to shareholders.

Expedited Telephone Redemptions

         Shareholders or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Trust at 800-523-1918 (in Philadelphia, 215-988-1241) prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the Trust, as described above. An authorization form must have been completed by the shareholder and filed with the Trust before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:
         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the Trust and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Trust reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.
         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form. The Trust will not honor telephone redemptions for shares recently purchased by check unless it is reasonably satisfied that the purchase check has cleared.
         If expedited payment under these procedures could adversely affect the Trust, the Trust may take up to seven days to pay the shareholder.
         Neither the Trust nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Trust shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Trust will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by Trust shareholders are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price or net asset value, as applicable for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Trust does not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

         Withdrawals under this plan by the holders of Class A Shares or any similar plan of any other investment company charging a front-end sales charge made concurrently with the purchases of the Class A Shares of this or the shares of any other investment company will ordinarily be disadvantageous to the shareholder because of the payment of duplicative sales charges. Shareholders should not purchase Class A Shares while participating in a Systematic Withdrawal Plan and a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan can take effect, except if the shareholder is a participant in one of our Retirement Plans or is investing in Delaware Group funds which do not carry a sales charge. Also, redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase.
         Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of CDSC - Class B And Class C Shares and Waiver of Limited CDSC - Class A Shares under Redemption and Exchange in the Prospectus.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Trust reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.




Wealth Builder Option

         Shareholders of the Trust may elect to invest in one or more of the other mutual funds in the Delaware Group through our Wealth Builder Option. Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Prospectus. See Wealth Builder Option and Redemption and Exchange in the Prospectus.

         The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges.
         Shareholders can also use the Wealth Builder Option to invest in the Trust through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group, subject to the conditions and limitations described in the Trust's Prospectus. Shareholders can terminate their participation at any time by written notice to the Trust.

DIVIDENDS AND DISTRIBUTIONS

         The Trust declares a dividend to shareholders of net investment income on a daily basis. Dividends are declared each day the Trust is open and are paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Net investment income earned on days when the Trust is not open will be declared as a dividend on the next business day. Purchases of Trust shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Trust is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Trust's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Trust. The Trust reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each Class of the Trust will share proportionately in the investment income and expenses of the Trust, except that each Class will alone incur distribution fees under its 12b-1 Plan.
See Plans Under Rule 12b-1.
         Dividends are automatically reinvested in additional shares at net asset value on the payable date, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Trust may deduct from a shareholder's account the costs of the Trust's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Trust is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.


         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares at the net asset value in effect on the first business day after month end, unless the shareholder elects to receive them in cash. The Trust will mail a monthly statement showing dividends paid and all the transactions made during the period.
         The Trust anticipates that substantially all dividends paid to shareholders will be exempt from federal and Pennsylvania income taxes and from certain Pennsylvania state and local taxes. Information concerning the tax status of dividends and distributions will be mailed to shareholders annually, including what portion, if any, of the Trust's distribution is subject to the federal alternative minimum tax should the Trust invest in "private purpose" bonds.

         For the fiscal year ended February 28, 1995, dividends totaling $0.494 and $0.353 per share of Class A Shares and Class B Shares were paid from net investment income.

TAXES

Federal Income Tax Aspects
         The Trust has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as not to be liable for federal income tax to the extent its earnings are distributed. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.
         Distributions by the Trust representing net interest received on municipal bonds are considered tax-exempt and are not includable by shareholders in gross income for federal income tax purposes because the Trust intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies distributing exempt-interest dividends. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax.
         The Trust had an accumulated capital loss carryforward of $2,859,869 as of February 28, 1995, which for federal income tax purposes may be carried forward and applied against future capital gains. The capital loss carryforward expires as follows: 1997--$172,875 and 2003--$2,686,994.
         For federal income tax purposes, the Trust's portfolio securities had an unrealized appreciation at February 28, 1995 of $38,060,230 on the basis of specific cost.
         Distributions representing net interest income received by the Trust from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by the Trust, if any, will be taxable to shareholders as ordinary income and will not qualify for the deduction for dividends-received by corporations. Distributions of long-term capital gains realized by the Trust, if any, will be taxable to shareholders as long-term capital gains regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Statements as to the tax status of each investor's dividends or distributions will be mailed annually. The percentage of taxable income at the end of the year will not necessarily bear relationship to the experience over a shorter period of time. Shareholders may incur a tax liability for federal, state and local taxes upon the sale or redemption of shares of the Trust.
         Section 265 of the Internal Revenue Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of the Trust is not deductible.
         The Trust may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Internal Revenue Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of the Trust.
         The Trust intends to use the "average annual" method of allocation in the event the Trust realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of the Trust at any time during the year.

State and Local Taxes
         See Taxes in the Prospectus for a discussion of Pennsylvania taxation. Shares of the Trust may be taxable for purposes of Pennsylvania inheritance and estate tax.
         Shareholders of the Trust who are residents of the City of Pittsburgh may be required to pay Pittsburgh School District and City personal property tax on their equitable interest of that portion of the assets of the Trust which are not exempt from such tax. However, since the Trust's inception, none of its assets have been liable for such tax.
         Distributions by the Trust may not be exempt from state or local income tax in states other than Pennsylvania. Shareholders of the Trust are advised to consult their own tax adviser in this regard.

INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Trust, subject to the supervision and direction of the Trust's Board of Trustees.
         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. The aggregate assets of these funds on February 28, 1995 were approximately $9,495,845,162. Investment advisory services are also provided to institutional accounts with assets on February 28, 1995 of approximately $16,036,192,541.

         The Investment Management Agreement for the Trust is dated April 3, 1995 and was approved by shareholders on March 29, 1995.
         The Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust, and only if the terms and the renewal thereof have been approved by the vote of a majority of trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on sixty days' notice by the trustees of the Trust or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The Investment Management Agreement provides that the Trust shall pay the Manager a management fee equal to (on an annual basis) .60% on the first $500 million of the Trust's average daily net assets, .575% on the next $250 million and .55% on the average daily net assets in excess of $750 million, less all trustees' fees paid to the unaffiliated trustees of the Trust.
         On February 28, 1995, the total net assets of the Trust were $986,551,505. Investment management fees paid by the Trust for the past three fiscal years were $4,913,153 for 1993, $5,790,585 or 1994 and $5,743,977 for
1995.

         Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by the Trust. The Manager pays the salaries of all trustees, officers and employees of the Trust who are affiliated with the Manager. The Trust pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses. The ratio of expenses to average daily net assets for Class A Shares for the fiscal year ended February 28, 1995 was 0.90%. Based on the actual expenses incurred by Class A Shares during the fiscal year ended February 28, 1995, the expenses of each of Class B Shares and Class C Shares are expected to be 1.73% for the fiscal year ended February 29, 1996. Each ratio reflects the impact of each Class' respective 12b-1 Plan. The Trust anticipates that the ratio of expenses to average daily net assets of Class C Shares will be identical to that of the Class B Shares.

Distribution and Service

         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of the Trust's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly-owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Trust's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated June 29, 1988. The Transfer Agent is also an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees. Certain officers and trustees of the Trust hold identical positions in each of the other funds in the Delaware Group. On October 31, 1995, the Trust's officers and trustees, as a group, owned less than 1% of the outstanding Class A Shares and Class B Shares, respectively.
         As of October 31, 1995, the Trust believes Merrill, Lynch, Pierce, Fenner & Smith Inc., Mutual Fund Operations, P.O. Box 41621, Jacksonville, FL 32203 held of record for the benefit of others 7,274,364 shares (6.10%) of the outstanding shares of the Class A Shares. As of the same date, the Trust believes Merrill, Lynch, Pierce, Fenner & Smith Inc., Mutual Fund Operations, Attention Book Entry, 4800 Deer Lake Drive East, 3rd Fl., Jacksonville, FL 32246 held of record for the benefit of others 134,325 shares (6.15%) of the outstanding shares of the Class B Shares.
         DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd. and Delaware Investment Counselors, Inc. are direct or indirect, wholly-owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly-owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, a new Investment Management Agreement between the Trust and the Manager was executed following shareholder approval. DMH and the Manager are now wholly-owned subsidiaries, and subject to the ultimate control of, Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


         Trustees and principal officers of the Trust are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (58)
         Chairman, President, Chief Executive Officer, Director and/or Trustee of the Trust, each of the other 16 funds in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Investment Counselors, Inc.
         Chairman, Chief Executive Officer, Chief Investment Officer and
              Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of DMH Corp., Delaware
              International Advisers Ltd., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Director of Delaware Distributors, Inc. and Delaware Service Company,
              Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Winthrop S. Jessup (50)
         Executive Vice President of the Trust and 15 other funds in the Delaware Group (which excludes Delaware Pooled Trust, Inc.) and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delaware Pooled Trust, Inc. President and Director of Delaware Investment Counselors, Inc. Executive Vice President and Director of DMH Corp., Delaware Management
              Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Vice Chairman and Director of Delaware Distributors, Inc.
         Vice Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc., Delaware International
              Advisers Ltd. and Delaware Management Trust Company.
         During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (56)
         Executive Vice President of the Trust and each of the other 16 funds in the Delaware Group. Executive Vice President and Director of Delaware Management Company, Inc.
         Senior Vice President of Delaware Management Holdings, Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (68)
         Director and/or Trustee of the Trust and each of the other 16 funds in the Delaware Group. 460 North Gulph Road, King of Prussia, PA 19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

---------------------------------
*Trustee affiliated with the investment manager of the Trust and considered an "interested person" as defined in the 1940 Act.

Anthony D. Knerr (56)
         Director and/or Trustee of the Trust and each of the other 16 funds in the Delaware Group. 500 Fifth Avenue, New York, NY 10110. Consultant, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
              Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (55)
         Director and/or Trustee of the Trust and each of the other 16 funds in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1994, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (75)
         Director and/or Trustee of the Trust and each of the other 16 funds in the Delaware Group.
         1617 John F. Kennedy Boulevard, Philadelphia, PA  19103.
         Vice Chairman, Packquisition Corp., a financial printing, commercial printing and information processing firm.
         Philadelphia City Councilman.
         President, MLW, Associates.
         Director, Tasty Baking Company.
         Director, Healthcare Services Group.

Charles E. Peck (69)
         Director and/or Trustee of the Trust and each of the other 16 funds in the Delaware Group.
         P.O. Box 1102, Columbia, MD 21044.
         Secretary, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of
              The Ryland Group, Inc., Columbia, MD.

David K. Downes (55)
         Senio Vice President/Chief Administrative Officer/Chief Financial
               Officer of the Trust, each of the other 16 funds in the Delaware Group and Delaware Management Company, Inc.
         Chairman and Director of Delaware Management Trust Company.
         Senior Vice President/Chief Administrative Officer/Chief Financial
               Officer/Treasurer of Delaware Management Holdings, Inc.
         Senior Vice President/Chief Financial Officer/Treasurer and Director of
              DMH Corp.
         Senior Vice President/Chief Administrative Officer and Director of
              Delaware Distributors, Inc.
         Senior Vice President/Chief Administrative Officer of Delaware
              Distributors, L.P.
         Senior Vice President/Chief Administrative Officer/Chief Financial
              Officer and Director of Delaware Service Company, Inc.
         Chief Financial Officer and Director of Delaware International Holdings
              Ltd.
         Senior Vice President/Chief Financial Officer/Treasurer of Delaware
              Investment Counselors, Inc.
         Senior Vice President and Director of Founders Holdings, Inc.
         Director of Delaware International Advisers Ltd.
         Beforejoining the Delaware Group in 1992, Mr. Downes was Chief
              Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (48)
         Senior Vice President and Secretary of the Trust, each of the other 16 funds in the Delaware Group, Delaware Management Holdings, Inc., Delaware Distributors, L.P. and Delaware Investment Counselors, Inc.
         Executive Vice President, Secretary and Director of Delaware Management
              Trust Company.
         Senior Vice President, Secretary and Director of DMH Corp., Delaware
              Management Company, Inc., Delaware Distributors, Inc. and Delaware Service Company, Inc.
         Corporate Vice President, Secretary and Director of Founders Holdings,
              Inc.
         Secretary and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Paul E. Suckow (48)
         Senior Vice President/Chief Investment Officer, Fixed Income of the
              Trust, each of the other 16 fundsn the Delaware Group, Delaware Management Holdings, Inc. and Delaware Management Company, Inc.
         Senior Vice President and Director of Founders Holdings, Inc. Director of Founders CBO Corporation.
         Before returning to the Delaware Group in 1993, Mr. Suckow was
              Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed income portfolio manager for the Delaware Group.

J. Michael Pokorny (56)
         Vice President/Senior Portfolio Manager of the Trust, of nine other income (including tax-exempt) funds in the Delaware Group and of Delaware Management Company, Inc.
         During the past five years, Mr. Pokorny has served in such capacities within the Delaware organization.

Joseph H. Hastings (45)

         Vice President/Corporate Controller of the Trust, each of the other 16 funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Investment Counselors, Inc. and Founders Holdings, Inc.
         Executive Vice President/Treasurer/Chief Financial Officer of Delaware
              Management Trust Company.
         Assistant Treasurer of Founders CBO Corporation.
         1818 Market Street, Philadelphia, PA  19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
              Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (33)
         Vice President/Treasurer of the Trust, each of the other 16 funds in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc., Founders Holdings, Inc. and Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
               President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all Delaware Group funds for the fiscal year ended February 28, 1995 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of February 28, 1995.

* 3 moved from here; text not shown



                                                               Pension or
                                                               Retirement           Estimated              Total
                                                                Benefits             Annual            Compensation
                                          Aggregate              Accrued            Benefits            from all 17
                                        Compensation           as Part of             Upon               Delaware
Name                                      from Fund           Fund Expenses        Retirement*          Group Funds
W. Thacher Longstreth                      $2,568.00               None               $18,100           $43,187.94
Ann R. Leven                               $3,075.35               None               $18,100           $51,323.90
Walter P. Babich                           $3,008.10               None               $18,100           $50,323.88
Anthony D. Knerr                             $757.20               None               $18,100           $15,357.89
Charles E. Peck                            $2,568.00               None               $18,100           $43,187.94


* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible trustee retired as of February 28, 1995, he or she would be entitled to annual payments totaling $18,100, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Trust reserves the right to reject exchange requests at any time. The Trust may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.
           All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting such an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.
         An exchange constitutes, for tax purposes, the sale of one fund or series and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.
         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which
certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the Trust receives written notice from the shareholder to the contrary.
         Shareholders or their investment dealers of record may contact the Transfer Agent at 800-523-1918 (in Philadelphia, 215-988-1241) to effect an exchange. The shareholder's current Trust account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent.)
         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Trust reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.
         As described in the Trust's Prospectus, neither the Trust nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Trust shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Trust will refuse any new Timing Arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. The Trust reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Trust within two weeks of an earlier exchange request out of the Trust, or (ii) makes more than two exchanges out of the Trust per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Trust's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing Timing Agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) the Trust. No other Delaware Group funds will be available for Timed Exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. The Trust reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).
         The Trust also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Trust would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Trust receives or anticipates simultaneous orders affecting significant portions of the Trust's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Trust and therefore may be refused.
         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

         Following is a summary of the investment objectives of the other Delaware Group funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stock issued by emerging growth companies exhibiting strong capital appreciation potential.
         Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.
         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.
         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.
         Delchester Fund seeks as high a current income as possible by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

       Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.
       Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.
       Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.
       International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth.

       Delaware Group Premium Fund offers nine series available exclusively as funding vehicles for certain insurance company separate accounts. Equity/Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. High Yield Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. Government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Money Market Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Growth Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Multiple Strategy Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Emerging Growth Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth.
Income is not an objective.
       For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

       Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

       The Manager is the investment manager of the Trust. The Manager or its affiliate, Delaware International Advisers Ltd., also manages the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Trust are made independently from those of the other funds and accounts, they may make investment decisions at the same time.
       Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.
       The Distributor acts as national distributor for the Trust and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for the Trust. The Distributor, and, in its capacity as such, DDI, received net commissions from the Trust on behalf of Class A Shares after reallowances to dealers, as follows:

Fiscal      Total Amount      Amounts Net
 Year     of Underwriting      Reallowed      Commission
Ending     Commissions         to Dealers      to DDI
------    ---------------     -----------     ----------

2/28/95     $2,314,576        $1,933,079       $381,497
2/28/94      5,279,191         4,394,782        884,409
2/28/93      5,364,604         4,462,965        901,639

         For the fiscal year ended February 28, 1995, the Distributor, and, in its capacity as the Trust's national distributor, DDI, received Limited CDSC payments in the amount of $9,359 with respect to the Class A Shares.
         For the period May 2, 1994 (date of initial public offering) through February 28, 1995, the Distributor, and, in its capacity as the Trust's national distributor, DDI, received CDSC payments in the amount of $4,941 with respect to the Class B Shares.
         Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Trust and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Trust for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the unaffiliated trustees.
         Morgan Guaranty Trust Company of New York ("Morgan"), 60 Wall Street, New York, NY 10260, is custodian of the Trust's securities and cash. As custodian for the Trust, Morgan maintains a separate account or accounts for the Trust; receives, holds and releases portfolio securities on account of the Trust; receives and disbursements of money on behalf of the Trust; and collects and receives income and other payments and distributions on account of the Trust's portfolio securities.

Shareholder and Trustee Liability

         Under Pennsylvania law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for the Trust by Stradley, Ronon, Stevens & Young, Philadelphia, Pennsylvania.

Capitalization

         DMC Tax-Free Income Trust-Pennsylvania (which, as of May 18, 1992, is known and does business as Tax-Free Pennsylvania Fund) offers three classes of shares, Class A Shares, Class B Shares and Class C Shares, and has an unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable. Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in the assets of the Trust and have the same voting and other rights and preferences, except that shareholders of the Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on a proposal to increase materially the fees to be paid by the Trust under the Plan relating to Class A Shares. General expenses of the Trust will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the Plans of Class A, Class B Shares and Class C Shares will be allocated solely to those classes.
         Prior to May 2, 1994, Tax-Free Pennsylvania Fund A Class was known as Tax-Free Pennsylvania Fund class.

Noncumulative Voting
         These shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.
         This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

State and Municipal Notes
         MIG-1/VMIG-1--Notes bearing either of these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG-2/VMIG-2--Notes bearing either of these designations are of high quality, with margins of protection ample although not so large as in the preceding group.
         SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
         SP-2--Satisfactory capacity to pay principal and interest.

SAI-PA-CHT

APPENDIX B--TAX EXEMPT vs TAXABLE YIELDS


                                   1995 Rates                                         Tax Free Yield--5.0%
                           ---------------------------      ----------------------------------------------------------------------
 Taxable Income                                                                                      Federal       Federal
                                                                                        Federal        State         State
                                                                                         State        County        County
                                                                           Federal      County      Pittsburgh   Philadelphia
                                                                           Taxable      Taxable       Taxable       Taxable
    Joint Return               Single Return      Fed      State Income  Equivalent   Equivalent   Equivalent(1) Equivalent(2)
--------------------       --------------------  ------    ------------  ----------   ----------   ------------- -------------
    $0-38,000                  $0-22,750          15%          2.8%          5.88%       6.46%        7.29%         6.81%
$38,001-91,850             $22,751-55,100         28%          2.8%          6.94%       7.56%        8.38%         7.96%
$91,851-140,000            $55,101-115,000        31%          2.8%          7.25%       7.87%        8.69%         8.29%
$140,001-250,000           $115,001-250,000       36%+         2.8%          7.81%       8.45%        9.27%         8.90%
  Over $250,000              Over $250,000      39.6%+         2.8%          8.28%       8.93%        9.75%         9.41%


                                                                                       Tax Free Yield--6.0%
                                                                         ----------------------------------------------------
Taxable Income                                                                                      Federal       Federal
                                                                                      Federal        State         State
                                                                                       State        County        County
                                                                          Federal      County      Pittsburgh   Philadelphia
                                                                          Taxable      Taxable       Taxable       Taxable
   Joint Return              Single Reurn       Fed     State Income     Equivalent   Equivalent   Equivalent(1) Equivalent(2)
-----------------          ---------------     -----    ------------     ----------   ----------   ------------- -------------
    $0-38,000                  $0-22,750          15%          2.8%          7.06%       7.67%        8.50%         8.09%
$38,001-91,850             $22,751-55,100         28%          2.8%          8.33%       8.98%        9.81%         9.47%
$91,851-140,000            $55,101-115,000        31%          2.8%          8.70%       9.36%       10.18%         9.86%
$140,001-250,000           $115,001-250,000       36%+         2.8%          9.38%      10.06%       10.88%        10.60%
  Over $250,000              Over $250,000      39.6%+         2.8%          9.93%      10.63%       11.45%        11.20%


                                   1995 Rates                                         Tax Free Yield--7.0%
                           ---------------------------      ----------------------------------------------------------------------
 Taxable Income                                                                                      Federal       Federal
                                                                                        Federal        State         State
                                                                                         State        County        County
                                                                           Federal      County      Pittsburgh   Philadelphia
                                                                           Taxable      Taxable       Taxable       Taxable
    Joint Return               Single Return      Fed      State Income  Equivalent   Equivalent   Equivalent(1) Equivalent(2)
--------------------       --------------------  ------    ------------  ----------   ----------   ------------- -------------
   $0 - 38,000                $0 - 22,750         15%          2.8%          8.24%       8.88%        9.71%         9.36%
$38,001 - 91,850           $22,751 - 55,100       28%          2.8%          9.72%      10.41%       11.24%        10.97%
$91,851-140,000            $55,101-115,000        31%          2.8%         10.14%      10.85%       11.67%        11.43%
$140,001-250,000           $115,001-250,000       36%+         2.8%         10.94%      11.66%       12.49%        12.29%
  Over $250,000              Over $250,000      39.6%+         2.8%         11.59%      12.33%       13.16%        13.00%


                                                                                       Tax Free Yield--8.0%
                                                                         ----------------------------------------------------
Taxable Income                                                                                      Federal       Federal
                                                                                      Federal        State         State
                                                                                       State        County        County
                                                                          Federal      County      Pittsburgh   Philadelphia
                                                                          Taxable      Taxable       Taxable       Taxable
   Joint Return              Single Reurn       Fed     State Income     Equivalent   Equivalent   Equivalent(1) Equivalent(2)
-----------------          ---------------     -----    ------------     ----------   ----------   ------------- -------------
   $0 - 38,000                $0 - 22,750         15%          2.8%          9.41%      10.09%       10.92%        10.64%
$38,001 - 91,850           $22,751 - 55,100       28%          2.8%         11.11%      11.84%       12.67%        12.48%
$91,851-140,000            $55,101-115,000        31%          2.8%         11.59%      12.34%       13.16%        13.00%
$140,001-250,000           $115,001-250,000       36%+         2.8%         12.50%      13.27%       14.09%        13.99%
  Over $250,000              Over $250,000      39.6%+         2.8%         13.25%      14.04%       14.86%        14.79%

   Equivalent yields are based on a fixed $1,000 investment with all taxes deducted from income. Included in all areas are the effects of: federal income tax minus savings from itemizing state and local taxes, a 2.8% Pennsylvania income tax and a 4 mill county personal property tax. (1) Pittsburgh equivalent yields also include 4 mill city and 4 mill school property taxes. (2) Philadelphia equivalent yields also include the 4.96% school income tax. While it is expected that the Trust will invest primarily in obligations exempt from taxes, other income received by the Trust may be taxable. The yield used in the illustration should not be considered representative of the Trust's yield at any specific time.

+ For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $250,000. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for the Trust and, in its capacity as such, audits the financial statements contained in the Trust's Annual Report. The Trust's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended February 28, 1995, are included in the Trust's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. Unaudited financial statements and the notes relating thereto for the six month period ended August 31, 1995 are also incorporated by reference from the Trust's Semi-Annual Report into this Part B.

                                              ---------------------------------

                                              TAX-FREE PENNSYLVANIA FUND

                                              ---------------------------------

                                              A CLASS

   The Delaware Group includes funds with     ---------------------------------
a wide range of investment objectives.
Stock funds, income funds, tax-free funds,    B CLASS
money market funds, global and
international funds and closed-end equity     ---------------------------------
funds give investors the ability to create
a portfolio that fits their personal          C CLASS
financial goals. For more information,
contact your financial adviser or call        ---------------------------------
Delaware Group at 800-523-4640, in
Philadelphia call 215-988-1333.               CLASS OF TAX-FREE PENNSYLVANIA
                                              FUND

                                              ---------------------------------




INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square                           PART B
Philadelphia, PA  19103
NATIONAL DISTRIBUTOR                          STATEMENT OF
Delaware Distributors, L.P.                   ADDITIONAL INFORMATION
1818 Market Street
Philadelphia, PA  19103                       ---------------------------------
SHAREHOLDER SERVICING,
DIVIDEND DISBURSING                           November 29, 1995
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103
LEGAL COUNSEL
Stradley, Ronon, Stevens & Young
One Commerce Square
Philadelphia, PA  19103
INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103
CUSTODIAN
Morgan Guaranty Trust Company of New York                         DELAWARE
60 Wall Street                                                    GROUP
New York, NY  10260                                               --------

                               Form N-1A
                               File No. 2-57791
                               DMC Tax-Free Income Trust-Pennsylvania

                              CROSS-REFERENCE SHEET

                                     PART C

                                Other Information

Item 24.       Financial Statements and Exhibits

               (a)      Financial Statements:

                        Part A      -   Financial Highlights

                       *Part B      -   Statement of Net Assets
                                        Statement of Operations
                                        Statement of Changes in Net Assets
                                        Notes to Financial Statements
                                        Accountant's Report

               * The financial statements and Accountant's Report listed above are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended February 28, 1995. The Registrant's Annual Report was electronically filed with the Commission on May 1, 1995. In addition, the unaudited financial statements for the six-month period ended August 31, 1995 are incorporated by reference into Part B from the Registrant's SemiAnnual Report. The Registrant's Semi-Annual Report was electronically filed with the Commission on November 3, 1995.

               (b) Exhibits:

                   (1) Declaration of Trust. Declaration of Trust, as amended to date, attached as Exhibit.

                   (2) Procedural Guidelines.

                       (a) Procedural Guidelines, as amended through January 28,
                           1995, incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                       (b) Amendment to Procedural Guidelines (April 1995)
                           attached as Exhibit.

                   (3) Voting Trust Agreement. Inapplicable.

                               Form N-1A
                               File No. 2-57791
                               DMC Tax-Free Income Trust-Pennsylvania


                   (4) Copies of All Instruments Defining the Rights of Holders.

                       (a) Declaration of Trust. Articles V and IX of the
                           Declaration of Trust (February 28, 1977) and Article V, as amended (February 17, 1994), of the Declaration of Trust attached as Exhibit 24(b)(1).

                       (b) Procedural Guidelines. Articles II, IV, as amended,
                           and VII of the Procedural Guidelines incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                   (5) Investment Management Agreement. Investment Management
                       Agreement between Delaware Management Company, Inc. and the Registrant dated April 3, 1995 incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                   (6) (a) Distribution Agreement.

                           (i) Form of Distribution Agreement (April 1995) included as Module.

                           (ii) Form of Amendment No. 1 to Distribution
                                Agreement (November 1995) included as Module.

                       (b) Administration and Service Agreement. Form of
                           Administration and Service Agreement (as amended November 1995) included as Module.

                       (c) Dealer's Agreement. Form of Dealer's Agreement (as
                           amended November 1995) included as Module.

                       (d) Form of Mutual Fund Agreement for the Delaware Group
                           of Funds incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                   (7) Bonus, Profit Sharing, Pension Contracts. Incorporated
                       into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                   (8) Custodian Agreement. Incorporated into this filing by
                       reference to Post-Effective Amendment No. 24 filed February 28, 1989 and Post-Effective Amendment No. 26 filed April 27, 1990.

                                      Form N-1A
                                      File No. 2-57791
                                      DMC Tax-Free Income Trust-Pennsylvania

                   (9) Other Material Contracts. Shareholders Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 24 filed February 28, 1989.

                   (10) Opinion of Counsel. Filed with letter relating to Rule
                        24f-2 on April 26, 1995.

                   (11) Consent of Auditors. Attached as Exhibit.

                (12-14) Inapplicable.

                   (15) Plans under Rule 12b-1.

                       (a) Form of Plan under Rule 12b-1 for Class A (November
                           1995) included as Module.

                       (b) Form of Plan under Rule 12b-1 for Class B (November
                           1995) included as Module.

                       (c) Form of Plan under Rule 12b-1 for Class C (November
                           1995) included as Module.

                   (16) Schedules of Computation for each Performance Quotation.
                        Incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                        Standardized Performance Quotations attached as Exhibit.

                   (17) Financial Data Schedules. Incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                        Financial Data Schedules for the six-month period ended August 31, 1995 attached as Exhibit.

                   (18) Inapplicable.

                   (19) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

Item 25. Persons Controlled by or under Common Control with Registrant.  None.

                                   Form N-1A
                                   File No. 2-57791
                                   DMC Tax-Free Income Trust-Pennsylvania

Item 26.  Number of Holders of Securities.

                  (1)                                           (2)

                                                         Number of
          Title of Class                                 Record Holders*

          DMC Tax-Free Income Trust - Pennsylvania's:

          Tax-Free Pennsylvania Fund A Class

          Shares of Beneficial Interest                  28,982 Accounts as of
          with No Par Value Per Share                    October 31, 1995

          Tax-Free Pennsylvania Fund B Class

          Shares of Beneficial Interest                  684 Accounts as of
          with No Par Value Per Share                    October 31, 1995

          Tax-Free Pennsylvania Fund C Class

          Shares of Beneficial Interest                  0 Accounts as of
          with No Par Value Per Share                    October 31, 1995

* Class C Shares were not offered prior to the effective date of this Registration Statement.

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 10 filed May 12, 1980.

Item      28. Business and Other Connections of Investment Adviser.

               Delaware Management Company, Inc. (the "Manager") or its affiliate, Delaware International Advisers Ltd., also serves as investment manager or sub-adviser to the other funds in the Delaware Group (Delaware Group Delaware Fund, Inc., Delaware Group Trend Fund, Inc., Delaware Group Value Fund, Inc., Delaware Group DelCap Fund, Inc., Delaware Group Decatur Fund, Inc., Delaware Group Delchester High-Yield Bond Fund, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Dividend and Income Fund, Inc., and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing and transfer agent for all of the mutual funds in the Delaware Group.

                                 Form N-1A
                                 File No. 2-57791
                                 DMC Tax-Free Income Trust-Pennsylvania

        The following persons serving as directors or officers of the Manager have held the following positions during the past two years:


Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------                   -----------------------------------------------
Wayne A. Stork                      Chairman of the Board, Chief Executive Officer, Chief Investment Officer
                                    and Director of Delaware Management Company, Inc.; President, Chief
                                    Executive Officer, Chairman of the Board and Trustee of the Registrant;
                                    President, Chief Executive Officer, Chairman of the Board and Director of
                                    each of the other funds in the Delaware Group, with the exception of
                                    Delaware Pooled Trust, Inc., and Delaware Management Holdings, Inc.;
                                    Chairman of the Board and Director of Delaware Pooled Trust, Inc. and
                                    Delaware Investment Counselors, Inc.; Chairman, Chief Executive Officer and
                                    Director of DMH Corp., Delaware International Advisers Ltd., Delaware
                                    International Holdings Ltd. and Founders Holdings, Inc.; and Director of
                                    Delaware Distributors, Inc. and Delaware Service Company, Inc.

Winthrop S. Jessup                  Executive Vice President and Director of Delaware Management Company,
                                    Inc., DMH Corp., Delaware International Holdings Ltd. and Founders
                                    Holdings, Inc.; Executive Vice President of the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the
                                    Delaware Group and Delaware Management Holdings, Inc.; President and
                                    Chief Executive Officer of Delaware Pooled Trust, Inc.; Vice Chairman of
                                    Delaware Distributors, L.P.; Vice Chairman and Director of Delaware
                                    Distributors, Inc.; Director of Delaware Service Company, Inc., Delaware
                                    Management Trust Company and Delaware International Advisers Ltd.; and
                                    President and Director of Delaware Investment Counselors, Inc.

Richard G. Unruh, Jr.               Executive Vice President and Director of Delaware Management Company, Inc.;
                                    Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of Delaware
                                    Management Holdings, Inc.; and Director of Delaware International
                                    Advisers Ltd.

                                    Board of Directors, Chairman of Finance Committee, Keystone Insurance
                                    Company since 1989, 2040 Market Street, Philadelphia, PA; Board of
                                    Directors, Chairman of Finance Committee, Mid Atlantic, Inc., since 1989,
                                    2040 Market Street, Philadelphia, PA

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                Form N-1A
                                File No. 2-57791
                                DMC Tax-Free Income Trust-Pennsylvania


Name and Principal                   Positions and Offices with the Manager and its
Business Address*                    Affiliates and Other Positions and Offices Held
-----------------                    -----------------------------------------------

Paul E. Suckow                       Senior Vice President/Chief Investment Officer, Fixed Income of Delaware
                                     Management Company, Inc., the Registrant and each of the other funds in the Delaware Group and Delaware Management Holdings, Inc.; Senior Vice
                                     President and Director of Founders Holdings, Inc.; and Director of Founders
                                     CBO Corporation

David K. Downes                      Senior Vice President, Chief Administrative Officer and Chief Financial
                                     Officer of Delaware Management Company, Inc., the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware
                                     Management Trust Company; Senior Vice President, Chief Administrative
                                     Officer, Chief Financial Officer and Treasurer of Delaware Management
                                     Holdings, Inc.; Senior Vice President, Chief Financial Officer, Treasurer and
                                     Director of DMH Corp.; Senior Vice President, Chief Administrative Officer
                                     and Director of Delaware Distributors, Inc.; Senior Vice President and Chief
                                     Administrative Officer of Delaware Distributors, L.P.; Senior Vice President,
                                     Chief Administrative Officer, Chief Financial Officer and Director of
                                     Delaware Service Company, Inc.; Chief Financial Officer and Director of
                                     Delaware International Holdings Ltd.; Senior Vice President, Chief Financial
                                     Officer and Treasurer of Delaware Investment Counselors, Inc.; Senior Vice
                                     President and Director of Founders Holdings, Inc.; and Director of Delaware
                                     International Advisers Ltd.

George M. Chamberlain, Jr.           Senior Vice President, Secretary and Director of Delaware Management
                                     Company, Inc., DMH Corp., Delaware Distributors, Inc. and Delaware
                                     Service Company, Inc.; Senior Vice President and Secretary of the
                                     Registrant, each of the other funds in the Delaware Group, Delaware
                                     Distributors, L.P., Delaware Investment Counselors, Inc. and Delaware
                                     Management Holdings, Inc.; Executive Vice President, Secretary and
                                     Director of Delaware Management Trust Company; Corporate Vice
                                     President, Secretary and Director of Founders Holdings, Inc.; Secretary and
                                     Director of Delaware International Holdings Ltd.; and Director of Delaware
                                     International Advisers Ltd.

                                     Director of ICI Mutual Insurance Co. since 1992, P.O. Box 730, Burlington,
                                     VT

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                   Positions and Offices with the Manager and its
Business Address*                    Affiliates and Other Positions and Offices Held
-----------------                    -----------------------------------------------

Richard J. Flannery                 Managing Director/Corporate Tax & Affairs of Delaware Management
                                    Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware
                                    Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company,
                                    Inc., Delaware Management Trust Company, Delaware International Holdings
                                    Ltd., Delaware Investment Counselors, Inc. and Founders CBO Corporation;
                                    Vice President of the Registrant and each of the other funds in the Delaware
                                    Group; Managing Director/Corporate Tax & Affairs and Director of Founders
                                    Holdings, Inc.; and Director of Delaware International Advisers Ltd.

                                    Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton,
                                    PA; Director and Member of Executive Committee of Stonewall Links, Inc.
                                    since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof/1                 Vice President and Treasurer of Delaware Management
                                    Company, Inc., the Registrant, each of the other funds in the
                                    Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                                    Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                    Delaware Service Company, Inc., Founders Holdings, Inc. and
                                    Founders CBO Corporation

Eric E. Miller                      Vice President and Assistant Secretary of Delaware
                                    Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc.,
                                    DMH Corp., Delaware Distributors, L.P., Delaware Distributors,
                                    Inc., Delaware Service Company, Inc., Delaware Management Trust
                                    Company, Delaware Investment Counselors, Inc. and
                                    Founders Holdings, Inc.

Richelle S. Maestro                 Vice President and Assistant Secretary of Delaware Management Company,
                                    Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., Delaware Distributors, L.P., Delaware
                                    Distributors, Inc., Delaware Service Company, Inc., DMH Corp., Delaware
                                    Management Trust Company, Delaware Investment Counselors, Inc. and
                                    Founders Holdings, Inc.; and Assistant Secretary of Founders CBO
                                    Corporation

                                    General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Ln.,
                                    Philadelphia, PA

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                   Positions and Offices with the Manager and its
Business Address*                    Affiliates and Other Positions and Offices Held
-----------------                    -----------------------------------------------

Joseph H. Hastings                  Vice President/Corporate Controller of Delaware Management Company, Inc.,
                                    the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                                    Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                    Investment Counselors, Inc. and Founders Holdings, Inc.; Executive Vice
                                    President, Chief Financial Officer and Treasurer of Delaware Management
                                    Trust Company; and Assistant Treasurer of Founders CBO Corporation

Bruce A. Ulmer                      Vice President/Director of Internal Audit of Delaware Management Company,
                                    Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                    Management Holdings, Inc., DMH Corp. and Delaware Management Trust
                                    Company

Lisa O. Brinkley/2                  Vice President/Compliance of Delaware Management Company, Inc.,
                                    the Registrant, each of the other funds in the Delaware Group,
                                    DMH Corp., Delaware Distributors, L.P., Delaware Distributors,
                                    Inc., Delaware Service Company, Inc., Delaware Management Trust
                                    Company and Delaware Investment Counselors, Inc.

Rosemary E. Milner                  Vice President/Legal of Delaware Management Company, Inc., the
                                    Registrant, each of the other funds in the Delaware Group,
                                    Delaware Distributors, L.P. and Delaware Distributors, Inc.

Douglas L. Anderson/3               Vice President/Operations of Delaware Management Company, Inc. and
                                    Delaware Service Company, Inc.; and Vice President/Operations and Director
                                    of Delaware Management Trust Company

Michael T. Taggart/4                Vice President/Facilities Management and Administrative Services of
                                    Delaware Management Company, Inc.

Gerald T. Nichols                   Vice President/Senior Portfolio Manager of Delaware Management
                                    Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware
                                    Group; Vice President of Founders Holdings, Inc.; and Treasurer
                                    and Director of Founders CBO Corporation

J. Michael Pokorny                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------                   -----------------------------------------------

Gary A. Reed                        Vice President/Senior Portfolio Manager of Delaware Management
                                    Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware
                                    Investment Counselors, Inc.

Paul A. Matlack                     Vice President/Senior Portfolio Manager of Delaware Management
                                    Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware
                                    Group; Vice President of Founders Holdings, Inc.; and Secretary
                                    and Director of Founders CBO Corporation

James R. Raith, Jr.                 Vice President/Senior Portfolio Manager of Delaware Management
                                    Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware
                                    Group; Vice President of Founders Holdings, Inc.; and President
                                    and Director of Founders CBO Corporation

Patrick P. Coyne                    Vice President/Senior Portfolio Manager of Delaware Management
                                    Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Roger A. Early/5                    Vice President/Senior Portfolio Manager of Delaware Management
                                    Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Edward N. Antoian                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant and each of the equity funds in the Delaware Group

George H. Burwell                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant and each of the equity funds in the Delaware Group

John B. Fields                      Vice President/Senior Portfolio Manager of Delaware Management
                                    Company, Inc., the Registrant and each of the equity funds in the Delaware Group and Delaware Investment Counselors, Inc.

Edward A. Trumpbour                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant and each of the equity funds in the Delaware Group


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Name and Principal                  Positions and Offices with the Manager and its
Business Address*                   Affiliates and Other Positions and Offices Held
-----------------                   -----------------------------------------------

David C. Dalrymple                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                    Inc., the Registrant and each of the equity funds in the Delaware Group

   1 VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.

   2 VICE PRESIDENT AND COMPLIANCE OFFICER, Banc One Securities Corporation prior to June 1994 and ASSISTANT VICE PRESIDENT AND COMPLIANCE OFFICER, Aetna Life and Casualty prior to March 1993.

   3   VICE PRESIDENT OF OPERATIONS, Supervised Service Company prior to March
       1994.

   4 ASSISTANT VICE PRESIDENT/ADMINISTRATIVE SERVICES, United Pacific Life Insurance prior to January 1994.

   5 SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER, Federated Investors prior to July 1994.

Item 29.       Principal Underwriters.

               (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

               (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------                             ----------------                             ---------------

Delaware Distributors, Inc.                   General Partner                              None

Delaware Management
Company, Inc.                                 Limited Partner                              Investment Manager

Delaware Investment
Counselors, Inc.                              Limited Partner                              None

Winthrop S. Jessup                            Vice Chairman                                Executive Vice President

Keith E. Mitchell                             President and Chief                          None
                                              Executive Officer

David K. Downes                               Senior Vice President and                    Senior Vice President/Chief
                                              Chief Administrative Officer                 Administrative Officer/Chief
                                                                                           Financial Officer

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                  Form N-1A
                                  File No. 2-57791
                                  DMC Tax-Free Income Trust-Pennsylvania


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------                             ----------------                             ---------------

George M. Chamberlain, Jr.                    Senior Vice President/                       Senior Vice President/
                                              Secretary                                    Secretary

J. Lee Cook                                   Senior Vice President/                       None
                                              National Sales Manager

Stephen H. Slack                              Senior Vice President/                       None
                                              Wholesaler

William F. Hostler                            Senior Vice President/                       None
                                              Marketing Services

Minette van Noppen                            Senior Vice President/                       None
                                              Retirement Services

Richard J. Flannery                           Managing Director/Corporate                  Vice President
                                              & Tax Affairs

Eric E. Miller                                Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

Richelle S. Maestro                           Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

Joseph H. Hastings                            Vice President/                              Vice President/
                                              Corporate Controller                         Corporate Controller

Michael P. Bishof                             Vice President/Treasurer                     Vice President/Treasurer

Lisa O. Brinkley                              Vice President/                              Vice President/
                                              Compliance                                   Compliance

Rosemary E. Milner                            Vice President/Legal                         Vice President/Legal

Diane M. Anderson                             Vice President/                              None
                                              Retirement Services

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                 Form N-1A
                                 File No. 2-57791
                                 DMC Tax-Free Income Trust-Pennsylvania


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------                             ----------------                             ---------------

Denise F. Guerriere                           Vice President/Client Services               None

Julia R. Vander Els                           Vice President/                              None
                                              Retirement Services

Jerome J. Alrutz                              Vice President/                              None
                                              Retirement Services

Martin J. Cole                                Vice President/                              None
                                              Retirement Services

Joanne A. Mettenheimer                        Vice President/                              None
                                              National Accounts

Christopher H. Price                          Vice President/Annuity                       None
                                              Marketing & Administration

Thomas S. Butler                              Vice President/                              None
                                              DDI Administration

Frank Albanese                                Vice President/Wholesaler                    None

William S. Carroll                            Vice President/Wholesaler                    None

William S. Castetter                          Vice President/Wholesaler                    None

Thomas J. Chadie                              Vice President/Wholesaler                    None

Robert M. Frank                               Vice President/Wholesaler                    None

Douglas R. Glennon                            Vice President/Wholesaler                    None

Alan D. Kessler                               Vice President/Wholesaler                    None

William M. Kimbrough                          Vice President/Wholesaler                    None

Mac McAuliffe                                 Vice President/Wholesaler                    None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                                 Form N-1A
                                 File No. 2-57791
                                 DMC Tax-Free Income Trust-Pennsylvania


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
-----------------                             ----------------                             ---------------

Patrick L. Murphy                             Vice President/Wholesaler                    None

Henry W. Orvin                                Vice President/Wholesaler                    None

Philip G. Rickards                            Vice President/Wholesaler                    None

Dion D. Rooney                                Vice President/Wholesaler                    None

Michael W. Rose                               Vice President/Wholesaler                    None

Thomas E. Sawyer                              Vice President/Wholesaler                    None

Sanford G. Simmons, Jr.                       Vice President/Wholesaler                    None

Robert E. Stansbury                           Vice President/Wholesaler                    None

Larry D. Stone                                Vice President/Wholesaler                    None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

              (c)  Not Applicable.

Item 30.      Location of Accounts and Records.

              All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.      Management Services.  None.

Item 32.      Undertakings.

              (a)  Not Applicable.

              (b)  Not Applicable.

              (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                 Form N-1A
                                 File No. 2-57791
                                 DMC Tax-Free Income Trust-Pennsylvania

              (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 22nd day of November, 1995.

                                DMC TAX-FREE INCOME TRUST - PENNSYLVANIA

                                   By/s/Wayne A. Stork
                                     ------------------------------------
                                             Wayne A. Stork
                                   Chairman of the Board, President,
                                   Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                    Signature                                                 Title                                   Date
                    ---------                                                 -----                                   ----

                                                         Chairman of the Board, President,
/s/Wayne A. Stork                                        Chief Executive Officer and Trustee                     November 22, 1995
--------------------------------------------
Wayne A. Stork

                                                         Senior Vice President/Chief Financial
                                                         Officer/Chief Administrative Officer
                                                         (Principal Financial Officer and
/s/David K. Downes                                       Principal Accounting Officer)                           November 22, 1995
-------------------------------------------
David K. Downes

/s/Walter P. Babich                        *             Trustee                                                 November 22, 1995
-------------------------------------------
Walter P. Babich

/s/Anthony D. Knerr                        *             Trustee                                                 November 22, 1995
-------------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                            *             Trustee                                                 November 22, 1995
-------------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth                   *             Trustee                                                 November 22, 1995
-------------------------------------------
W. Thacher Longstreth

/s/Charles E. Peck                         *             Trustee                                                 November 22, 1995
-------------------------------------------
Charles E. Peck

                                                   *By/s/Wayne A. Stork
                                                      -----------------------------
                                                           Wayne A. Stork
                                                        as Attorney-in-Fact
                                                   for each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549







                                    Exhibits

                                       to

                                    Form N-1A








             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                            Exhibit
-----------                            -------
EX-99.B1                               Declaration of Trust, as amended to date

EX-99.B2                               Amendment to Procedural Guidelines

EX-99.B6AI                             Form of Distribution Agreement (April 1995)
(Module Name
DIS_AGR_NON_MON)

EX-99.B6AII                            Form of Amendment No. 1 to Distribution Agreement (November 1995)
(Module Name
AMD_DIS_AGR_NON)

EX-99.B6B                              Form of Administration and Service Agreement (as amended November 1995)
(Module Name

ADMIN_SER_AGREE)

EX-99.B6C                              Form of Dealer's Agreement (as amended November 1995)
(Module Name
DEALERS_AGREE)

EX-99.B11                              Consent of Auditors

EX-99.B15A                             Form of Plan under Rule 12b-1 for Class A (November 1995)
(Module Name

CL_A_SHARE_NON)

EX-99.B15B                             Form of Plan under Rule 12b-1 for Class B (November 1995)
(Module Name

CL_B_SHARE_ALL)

EX-99.B15C                             Form of Plan under Rule 12b-1 for Class C (November 1995)
(Module Name

CL_C_SHARE_ALL)

EX-99.B16                              Standardized Performance Quotations

EX-27                                  Financial Data Schedules